                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21482
                                   ---------------------------------------------

                             AIG Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                 John T. Genoy
                             Senior Vice President
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414
                                                   -----------------------------

Date of fiscal year end: October 31
                        --------------------------

Date of reporting period:  October 31, 2008
                         -------------------------

Item 1. Reports to Stockholders

       2008 ANNUAL REPORT


   High Watermark Funds
   2015 High Watermark Fund
   2020 High Watermark Fund


                                    [GRAPHIC]



[LOGO]

                        Table of Contents


          MESSAGE FROM THE PRESIDENT..............................  1
          EXPENSE EXAMPLE.........................................  2
          STATEMENT OF ASSETS AND LIABILITIES.....................  4
          STATEMENT OF OPERATIONS.................................  6
          STATEMENT OF CHANGES IN NET ASSETS......................  7
          FINANCIAL HIGHLIGHTS....................................  8
          PORTFOLIO OF INVESTMENTS................................ 10
          NOTES TO FINANCIAL STATEMENTS........................... 14
          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. 25
          APPROVAL OF ADVISORY AGREEMENT AND SUBADVISORY
          AGREEMENT............................................... 26
          SHAREHOLDER TAX INFORMATION............................. 30
          FUND PORTFOLIO COMMENTARY............................... 32
          TRUSTEE AND OFFICER INFORMATION......................... 36

        A Message from the President


Dear Shareholders,

We are pleased to present you with the financial report for the AIG Series Trust for the annual period ended October 31, 2008.

The annual period covers one of the most challenging periods in both the fixed income and equity markets that we have seen in recent history. The deterioration in the housing market created concerns regarding the subprime mortgage market. This concern spread throughout the credit markets and created great uncertainty as the era of seemingly endless liquidity came to an end. Banks tightened lending standards and investors flocked to short-term Treasuries driving yields down. As the equity markets sold off, particularly in the last months of the period, and the credit markets were not functioning efficiently, the state of the economy hung in the balance.

The AIG Series Trust High Watermark Funds are target maturity funds that are designed to provide investors with risk-controlled exposure to the S&P 500 in addition to downside protection. Trajectory Asset Management, LLC, the subadviser, utilizes a proprietary methodology to respond to current market conditions with investments in S&P 500 Index Futures and related options as well as high-quality fixed income. Even in this volatile market, at a Fund's maturity date, the High Watermark Funds are designed to return to shareholders the highest net asset value achieved during the life of the Fund adjusted for dividends, distributions and extraordinary expenses, subject to certain conditions. The Funds' offer a unique commitment to preserve both principal and any investment gains over the life of each Fund.

The commentary from the Trajectory portfolio team enclosed in this report provides useful information which I urge you to read. We thank you for including the SunAmerica Mutual Funds in your investment plan. We value your ongoing confidence in us and look forward to serving your investment needs in the future.

Sincerely,

/s/ Peter A. Harbeck

Peter A. Harbeck
President & CEO
AIG SunAmerica Asset Management Corp.
--------
Past performance is no guarantee of future results.

The High Watermark Funds' subadviser employs a disciplined quantitative approach through a proprietary, computer-assisted methodology to construct and rebalance the Funds' portfolios. This construction and rebalancing process is similar to asset allocation except that it controls not only portfolio assets such as U.S. government securities but also the portfolios' exposures to equity markets via futures contracts. Under certain circumstances, the Funds may be required to invest 100% of their assets in U.S. government securities. In these circumstances, the Funds may not participate meaningfully in any subsequent recovery in the equity markets. Use of fixed-income securities reduces the Funds' ability to participate as fully in upward equity market movements, and therefore, represents some loss of opportunity compared to portfolios that are fully invested in equities. Asset allocation does not guarantee a profit nor does it protect against loss.

The High Watermark Funds' payment undertaking is backed by a master agreement ("Master Agreement") between AIG Series Trust, on behalf of the High Watermark Funds, and Prudential Global Funding ("PGF"). PGF's obligations are backed by its parent company, Prudential Financial Inc., ("Prudential Financial"). The Master Agreement is solely the obligation of PGF and Prudential Financial. The Master Agreement is an obligation that runs solely to the High Watermark Funds, not to the High Watermark Funds' shareholders. PGF's obligations under the Master Agreement are dependent on the financial condition of PGF and Prudential Financial. A shareholder's payout will be reduced by any redemption of High Watermark Fund shares or dividends and distributions taken in cash, sales charges and extraordinary fund expenses. Dividends and distributions from the High Watermark Funds are taxable whether or not you reinvest them in additional shares of the High Watermark Funds. The payment undertaking does not apply to shares redeemed prior to the protected maturity date and shareholders can lose money on shares redeemed early. If certain obligations are not performed under the master agreement (master agreement risk), or the Board of Trustees determines that it is in the best interests of shareholders to liquidate a High Watermark Fund (early Fund termination risk), shareholders will receive upon redemption the then-current net asset value, which may be lower than the current high watermark value. Neither the High Watermark Funds nor AIG SunAmerica Asset Management Corp., the Funds' investment adviser, is obligated to replace the Master Agreement provider or Prudential Financial should they be unable to make payments under the Master Agreement. The Master Agreement increases the High Watermark Funds' expenses and could lower fund performance. If the Master Agreement is terminated, the fee payable under a new agreement may be higher.

The S&P 500 Index is Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. Indices are not managed and an investor cannot invest directly into an index.

        AIG Series Trust
        EXPENSE EXAMPLE -- October 31, 2008 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Fund in the AIG Series Trust (the "Trust"), you may incur two types of costs: (1) transaction costs, including applicable sales charges (loads) on purchase payments and contingent deferred sales charges and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) on investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at May 1, 2008 and held until October 31, 2008.

Actual Expenses

The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months ended October 31, 2008" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months ended October 31, 2008" column does not include small account fees that may be charged if your balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months ended October 31, 2008" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus and/or your retirement plan document for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months ended October 31, 2008" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other Funds. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months ended October 31, 2008" column does not include small account fees that may be charged if your balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months ended October 31, 2008" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectuses and/or your retirement plan document for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months ended October 31, 2008" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges; small account fees and administrative fees, if applicable to your account. Please refer to your prospectus and/or your qualified retirement plan document for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs and other fees were included, your costs would have been higher.

        AIG Series Trust
        EXPENSE EXAMPLE -- October 31, 2008 -- (unaudited) (continued)

                                              Actual                                       Hypothetical
                          ----------------------------------------------- ----------------------------------------------
                                                                                        Ending Account
                                         Ending Account   Expenses Paid                  Value Using a   Expenses Paid
                            Beginning     Value Using       During the      Beginning   Hypothetical 5%    During the
                          Account Value Actual Return at Six Months Ended Account Value Assumed Return  Six Months Ended
                            at May 1,     October 31,      October 31,      at May 1,   at October 31,    October 31,
                              2008            2008            2008*           2008           2008            2008*
                          ------------- ---------------- ---------------- ------------- --------------- ----------------
2015 High Watermark Fund
  Class A#...............   $1,000.00       $921.24           $ 7.97        $1,000.00      $1,016.84         $ 8.36
  Class C#...............   $1,000.00       $918.92           $11.09        $1,000.00      $1,013.57         $11.64
  Class I#...............   $1,000.00       $923.46           $ 5.71        $1,000.00      $1,019.20         $ 5.99
2020 High Watermark Fund
  Class A#...............   $1,000.00       $781.03           $ 7.39        $1,000.00      $1,016.84         $ 8.36
  Class C#...............   $1,000.00       $778.34           $10.28        $1,000.00      $1,013.57         $11.64
  Class I#...............   $1,000.00       $783.70           $ 5.29        $1,000.00      $1,019.20         $ 5.99




                            Expense
                          ratio as of
                          October 31,
                             2008*
                          -----------
2015 High Watermark Fund
  Class A#...............    1.65%
  Class C#...............    2.30%
  Class I#...............    1.18%
2020 High Watermark Fund
  Class A#...............    1.65%
  Class C#...............    2.30%
  Class I#...............    1.18%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days divided by 366 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your prospectus and/or your qualified retirement plan document for more information.
# During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Funds. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and, the "Actual/Hypothetical Expenses Paid During the Six Months ended October 31, 2008" and the "Expense Ratios" would have been higher.

        AIG Series Trust
        STATEMENT OF ASSETS AND LIABILITIES -- October 31, 2008

                                                                                   2015 High     2020 High
                                                                                   Watermark     Watermark
                                                                                 ------------  ------------
ASSETS:
Long-term investment securities, at market value (unaffiliated)*................ $150,144,675  $ 38,718,281
Short-term investment securities, at market value (unaffiliated)*...............   62,596,254    20,771,512
Repurchase agreements (cost approximates market value)..........................   11,978,000     3,648,000
                                                                                 ------------  ------------
 Total investments..............................................................  224,718,929    63,137,793
                                                                                 ------------  ------------
Cash............................................................................          696           273
Receivable for:
 Shares of beneficial interest sold.............................................      410,543       226,638
 Dividends and interest.........................................................           10             3
Prepaid expenses and other assets...............................................        1,638         1,642
Due from investment adviser for expense reimbursements/fee waivers..............       19,768        22,353
Variation margin on futures contracts...........................................      100,493       102,443
                                                                                 ------------  ------------
 Total assets...................................................................  225,252,077    63,491,145
                                                                                 ------------  ------------
LIABILITIES:
Payable for:
 Shares of beneficial interest redeemed.........................................      222,987        76,182
 Investments purchased..........................................................           --       543,930
 Options written, market value@.................................................      195,750       184,875
 Investment advisory and management fees........................................      126,010        35,472
 Distribution and service maintenance fees......................................      113,518        26,150
 Transfer agent fees and expenses...............................................       50,557        16,158
 Trustees' fees and expenses....................................................        7,024         2,700
 Other accrued expenses.........................................................      112,617        56,832
                                                                                 ------------  ------------
 Total liabilities..............................................................      828,463       942,299
                                                                                 ------------  ------------
NET ASSETS...................................................................... $224,423,614  $ 62,548,846
                                                                                 ============  ============
NET ASSETS REPRESENTED BY:
Paid in capital.................................................................  255,262,427    85,876,819
Accumulated undistributed net investment income (loss)..........................    2,705,188     1,109,651
Accumulated undistributed net realized gain (loss) on investments, futures contracts and options contracts................................................  (30,106,806)  (19,329,197)
Unrealized appreciation (depreciation) on investments...........................     (720,863)   (2,442,781)
Unrealized appreciation (depreciation) on futures contracts and options
 contracts......................................................................   (2,716,332)   (2,665,646)
                                                                                 ------------  ------------
NET ASSETS...................................................................... $224,423,614  $ 62,548,846
                                                                                 ============  ============
*Cost
 Long-term investment securities (unaffiliated)................................. $150,946,159  $ 41,198,083
                                                                                 ============  ============
 Short-term securities (unaffiliated)........................................... $ 62,515,633  $ 20,734,491
                                                                                 ============  ============
@Premiums received on options written........................................... $    312,327  $    316,789
                                                                                 ============  ============

See Notes to Financial Statements

        AIG Series Trust
        STATEMENT OF ASSETS AND LIABILITIES -- October 31, 2008 (continued)


                                                                                  2015 High    2020 High
                                                                                  Watermark    Watermark
                                                                                 ------------ -----------
Class A (unlimited shares authorized):
Net assets...................................................................... $110,923,953 $37,762,446
Shares of beneficial interest issued and outstanding............................   11,999,560   4,875,983
Net asset value and redemption price per share (excluding any applicable
 contingent deferred sales charge).............................................. $       9.24 $      7.74
Maximum sales charge (5.75% of offering price)..................................         0.56        0.47
                                                                                 ------------ -----------
Maximum offering price to public................................................ $       9.80 $      8.21
                                                                                 ============ ===========
Class C (unlimited shares authorized):
Net assets...................................................................... $ 86,196,130 $14,329,620
Shares of beneficial interest issued and outstanding............................    9,392,950   1,863,205
Net asset value, offering and redemption price per share (excluding any
 applicable contingent deferred sales charge)................................... $       9.18 $      7.69
                                                                                 ============ ===========
Class I (unlimited shares authorized):
Net assets...................................................................... $ 27,303,531 $10,456,780
Shares of beneficial interest issued and outstanding............................    2,938,258   1,343,174
Net asset value, offering and redemption price per share........................ $       9.29 $      7.79
                                                                                 ============ ===========

See Notes to Financial Statements

        AIG Series Trust
        STATEMENT OF OPERATIONS -- For the year ended October 31, 2008

                                                                                    2015 High     2020 High
                                                                                    Watermark     Watermark
                                                                                  ------------  ------------
INCOME:
Interest (unaffiliated).......................................................... $  7,188,458  $  2,625,341
                                                                                  ------------  ------------
Expenses:
 Investment advisory and management fees.........................................    1,338,919       460,967
 Distribution and service maintenance fees:
   Class A.......................................................................      375,380       149,922
   Class C.......................................................................      712,330       153,246
   Service fees Class I..........................................................       68,758        31,897
 Transfer agent fees and expenses:
   Class A.......................................................................      250,601       105,171
   Class C.......................................................................      167,705        37,874
   Class I.......................................................................       61,872        29,633
 Registration fees:
   Class A.......................................................................       25,845        18,578
   Class C.......................................................................       16,998        12,914
   Class I.......................................................................        8,909        15,705
 Custodian and accounting fees...................................................       45,252        26,500
 Reports to shareholders.........................................................       34,666        16,891
 Audit and tax fees..............................................................       32,419        32,430
 Legal fees......................................................................       28,708        20,007
 Trustees' fees and expenses.....................................................       16,743         6,008
 Fees paid to Prudential Global Funding, Inc. (Note 1)...........................      720,956       248,213
 Other expenses..................................................................       18,428        13,701
                                                                                  ------------  ------------
   Total expenses before fee waivers, expense reimbursements, and custody
    credits......................................................................    3,924,489     1,379,657
   Fees waived and expenses reimbursed by investment advisor (Note 3)............     (191,772)     (169,562)
   Custody credits earned on cash balances.......................................         (175)         (305)
                                                                                  ------------  ------------
   Net expenses..................................................................    3,732,542     1,209,790
                                                                                  ------------  ------------
Net investment income (loss).....................................................    3,455,916     1,415,551
                                                                                  ------------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments (unaffiliated)...........................    1,397,675       587,708
Net realized gain (loss) on futures contracts and options contracts..............  (29,900,035)  (19,254,307)
                                                                                  ------------  ------------
Net realized gain (loss) on investments..........................................  (28,502,360)  (18,666,599)
                                                                                  ------------  ------------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)...   (1,161,210)   (2,321,133)
Change in unrealized appreciation (depreciation) on futures contracts and
 options contracts...............................................................   (4,439,789)   (3,278,303)
                                                                                  ------------  ------------
Net unrealized gain (loss) on investments........................................   (5,600,999)   (5,599,436)
                                                                                  ------------  ------------
Net realized and unrealized gain (loss) on investments...........................  (34,103,359)  (24,266,035)
                                                                                  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.................. $(30,647,443) $(22,850,484)
                                                                                  ============  ============

See Notes to Financial Statements

        AIG Series Trust
        STATEMENT OF CHANGES IN NET ASSETS -- October 31, 2008

                                                                                            2015 High Watermark
                                                                                        --------------------------
                                                                                           For the       For the
                                                                                         year ended    year ended
                                                                                         October 31,   October 31,
                                                                                            2008          2007
                                                                                        ------------  ------------
Operations:
  Net investment income (loss)......................................................... $  3,455,916  $  5,013,923
  Net realized gain (loss) on investments..............................................  (28,502,360)   14,765,337
  Net unrealized gain (loss) on investments............................................   (5,600,999)   (3,386,202)
                                                                                        ------------  ------------
Net increase (decrease) in net assets resulting from operations........................  (30,647,443)   16,393,058
                                                                                        ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A)......................................................   (2,855,973)   (2,428,561)
  Net investment income (Class C)......................................................   (1,200,606)     (999,678)
  Net investment income (Class I)......................................................     (904,695)     (797,199)
  Net realized gain on securities (Class A)............................................   (5,522,922)   (5,749,513)
  Net realized gain on securities (Class C)............................................   (2,959,957)   (3,039,636)
  Net realized gain on securities (Class I)............................................   (1,517,346)   (1,639,489)
                                                                                        ------------  ------------
Total distributions to shareholders....................................................  (14,961,499)  (14,654,076)
                                                                                        ------------  ------------
Net increase (decrease) in net assets resulting from trust share transactions (Note 6).   88,756,510    20,771,477
                                                                                        ------------  ------------
Total increase (decrease) in net assets................................................   43,147,568    22,510,459

NET ASSETS:
Beginning of period....................................................................  181,276,046   158,765,587
                                                                                        ------------  ------------
End of period+......................................................................... $224,423,614  $181,276,046
                                                                                        ============  ============
--------
+ Includes accumulated undistributed net investment income (loss)...................... $  2,705,188  $  4,210,730
                                                                                        ============  ============

                                                                                           2020 High Watermark
                                                                                        -------------------------
                                                                                           For the      For the
                                                                                         year ended   year ended
                                                                                         October 31,  October 31,
                                                                                            2008         2007
                                                                                        ------------  -----------
Operations:
  Net investment income (loss)......................................................... $  1,415,551  $ 2,093,407
  Net realized gain (loss) on investments..............................................  (18,666,599)   6,464,997
  Net unrealized gain (loss) on investments............................................   (5,599,436)  (1,814,012)
                                                                                        ------------  -----------
Net increase (decrease) in net assets resulting from operations........................  (22,850,484)   6,744,392
                                                                                        ------------  -----------

Distributions to shareholders from:
  Net investment income (Class A)......................................................   (1,249,133)    (988,670)
  Net investment income (Class C)......................................................     (364,151)    (330,151)
  Net investment income (Class I)......................................................     (458,859)    (340,061)
  Net realized gain on securities (Class A)............................................   (2,718,561)  (2,544,217)
  Net realized gain on securities (Class C)............................................   (1,025,858)  (1,069,790)
  Net realized gain on securities (Class I)............................................     (871,092)    (761,670)
                                                                                        ------------  -----------
Total distributions to shareholders....................................................   (6,687,654)  (6,034,559)
                                                                                        ------------  -----------
Net increase (decrease) in net assets resulting from trust share transactions (Note 6).   21,862,030    9,246,042
                                                                                        ------------  -----------
Total increase (decrease) in net assets................................................   (7,676,108)   9,955,875

NET ASSETS:
Beginning of period....................................................................   70,224,954   60,269,079
                                                                                        ------------  -----------
End of period+......................................................................... $ 62,548,846  $70,224,954
                                                                                        ============  ===========
--------
+ Includes accumulated undistributed net investment income (loss)...................... $  1,109,651  $ 1,766,274
                                                                                        ============  ===========

See Notes to Financial Statements

        AIG Series Trust
        FINANCIAL HIGHLIGHTS

                                        Net gain
                                        (loss) on
                     Net               investment                                               Net               Net
                    Asset                 (both               Dividends  Distributions         Asset            Assets
                    Value      Net      realized   Total from  from net      from       Total  Value            end of
                  beginning investment     and     investment investment net realized  Distri- end of   Total   period
  Period Ended    of period income(1)  unrealized) operations   income       gains     butions period Return(2) (000's)
----------------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- --------

                                                                    2015 HIGH WATERMARK FUND
                                                                    ------------------------
                                                                            Class A
-
6/25/04@-10/31/04  $10.00     $0.05      $ 0.28      $ 0.33     $   --      $   --     $   --  $10.33    3.30%  $ 12,262
10/31/05            10.33      0.22        0.27        0.49      (0.04)      (0.09)     (0.13)  10.69    4.74     58,350
10/31/06            10.69      0.32        0.90        1.22      (0.16)      (0.08)     (0.24)  11.67   11.62     88,219
10/31/07            11.67      0.34        0.78        1.12      (0.32)      (0.76)     (1.08)  11.71   10.28    100,199
10/31/08            11.71      0.18       (1.67)      (1.49)     (0.33)      (0.65)     (0.98)   9.24  (13.76)   110,924
                                                                            Class C
-
6/25/04@-10/31/04  $10.00     $0.04      $ 0.29      $ 0.33     $   --      $   --     $   --  $10.33    3.30%  $  5,239
10/31/05            10.33      0.15        0.26        0.41      (0.03)      (0.09)     (0.12)  10.62    3.92     32,569
10/31/06            10.62      0.25        0.90        1.15      (0.10)      (0.08)     (0.18)  11.59   10.94     45,450
10/31/07            11.59      0.27        0.77        1.04      (0.25)      (0.76)     (1.01)  11.62    9.54     53,232
10/31/08            11.62      0.11       (1.64)      (1.53)     (0.26)      (0.65)     (0.91)   9.18  (14.18)    86,196
                                                                            Class I
-
2/18/05#-10/31/05  $10.75     $0.20      $(0.23)     $(0.03)    $   --      $   --     $   --  $10.72   (0.28)% $ 16,269
10/31/06            10.72      0.37        0.92        1.29      (0.21)      (0.08)     (0.29)  11.72   12.22     25,097
10/31/07            11.72      0.40        0.77        1.17      (0.37)      (0.76)     (1.13)  11.76   10.71     27,845
10/31/08            11.76      0.23       (1.67)      (1.44)     (0.38)      (0.65)     (1.03)   9.29  (13.28)    27,304

                 Ratio
                 of net
 Ratio of      investment
 expense       income to
to average      average       Portfolio
net assets     net assets     Turnover
----------     ----------     ---------





   1.65%(3)(4)    1.29%(3)(4)     0%
   1.65(4)        2.12(4)         1
   1.65(4)        2.94(4)         1
   1.65(4)        3.09(4)        14
   1.65(4)        1.85(4)        26


   2.30%(3)(4)    0.65%(3)(4)     0%
   2.30(4)        1.47(4)         1
   2.30(4)        2.28(4)         1
   2.30(4)        2.44(4)        14
   2.30(4)        1.16(4)        26


   1.15%(3)(4)    2.73%(3)(4)     1%
   1.18(4)        3.42(4)         1
   1.18(4)        3.56(4)        14
   1.18(4)        2.34(4)        26

--------
@  Commencement of operations.
#  Inception date of class.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Annualized
(4)Net of following expense reimbursements (recoupments) and custody credits, if applicable (based on average net assets):

                                         10/31/04(3) 10/31/05 10/31/06 10/31/07 10/31/08
                                         ----------- -------- -------- -------- --------
2015 High Watermark Fund Class A........    10.24%     0.13%    0.07%    0.08%    0.04%
2015 High Watermark Fund Class C........    22.14      0.14     0.08     0.09     0.05
2015 High Watermark Fund Class I........       --      0.52     0.48     0.42     0.41

See Notes to Financial Statements

        AIG Series Trust
        FINANCIAL HIGHLIGHTS -- (continued)

                                        Net gain
                                        (loss) on
                     Net               investment                                               Net               Net
                    Asset                 (both               Dividends  Distributions         Asset            Assets
                    Value      Net      realized   Total from  from net    from net     Total  Value            end of
                  beginning investment     and     investment investment   realized    Distri- end of   Total   period
  Period Ended    of period income(1)  unrealized) operations   income       gains     butions period Return(2) (000's)
----------------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -------

                                                                      2020 HIGH WATERMARK FUND
                                                                      ------------------------
                                                                               Class A
-
6/25/04@-10/31/04  $10.00     $0.05      $ 0.24      $ 0.29     $   --      $   --     $   --  $10.29    2.90%  $ 4,152
10/31/05            10.29      0.21        0.45        0.66      (0.03)      (0.07)     (0.10)  10.85    6.42    22,847
10/31/06            10.85      0.34        1.03        1.37      (0.16)      (0.09)     (0.25)  11.97   12.75    34,897
10/31/07            11.97      0.37        0.84        1.21      (0.33)      (0.86)     (1.19)  11.99   10.88    41,679
10/31/08            11.99      0.20       (3.30)      (3.10)     (0.36)      (0.79)     (1.15)   7.74  (28.39)   37,762
                                                                               Class C
-
6/25/04@-10/31/04  $10.00     $0.03      $ 0.26      $ 0.29     $   --      $   --     $   --  $10.29    2.90%  $ 1,355
10/31/05            10.29      0.15        0.44        0.59      (0.02)      (0.07)     (0.09)  10.79    5.73     9,008
10/31/06            10.79      0.26        1.03        1.29      (0.09)      (0.09)     (0.18)  11.90   12.07    14,751
10/31/07            11.90      0.30        0.83        1.13      (0.27)      (0.86)     (1.13)  11.90   10.10    15,411
10/31/08            11.90      0.13       (3.27)      (3.14)     (0.28)      (0.79)     (1.07)   7.69  (28.82)   14,330
                                                                               Class I
-
2/18/05#-10/31/05  $10.88     $0.20      $(0.19)     $ 0.01     $   --      $   --     $   --  $10.89    0.09%  $ 5,841
10/31/06            10.89      0.39        1.04        1.43      (0.20)      (0.09)     (0.29)  12.03   13.34    10,621
10/31/07            12.03      0.43        0.83        1.26      (0.38)      (0.86)     (1.24)  12.05   11.32    13,135
10/31/08            12.05      0.25       (3.31)      (3.06)     (0.41)      (0.79)     (1.20)   7.79  (27.97)   10,457

                      Ratio
                      of net
   Ratio of         investment
   expense          income to
  to average         average        Portfolio
  net assets        net assets      Turnover
----------        ----------        ---------





   1.65%(3)(4)(5)    1.23%(3)(4)(5)     0%
   1.65(4)           2.07(4)            0
   1.65(4)           3.06(4)            0
   1.65(4)           3.27(4)            4
   1.65(4)           2.05(4)           50


   2.30%(3)(4)(5)    0.59%(3)(4)(5)     0%
   2.30(4)           1.41(4)            0
   2.30(4)           2.42(4)            0
   2.30(4)           2.62(4)            4
   2.30(4)           1.41(4)           50


   1.15%(3)(4)       2.73%(3)(4)        0%
   1.18(4)           3.55(4)            0
   1.18(4)           3.74(4)            4
   1.18(4)           2.53(4)           50

--------
@  Commencement of operations.
#  Inception date of class.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Annualized
(4)Net of following expense reimbursements (recoupments) and custody credits, if applicable (based on average net assets):

                                         10/31/04(3) 10/31/05 10/31/06 10/31/07 10/31/08
                                         ----------- -------- -------- -------- --------
2020 High Watermark Fund Class A........    25.34%     0.43%    0.19%    0.17%    0.15%
2020 High Watermark Fund Class C........    79.03      0.50     0.22     0.21     0.20
2020 High Watermark Fund Class I........       --      0.87     0.65     0.53     0.59

(5)Net of custody credits of 0.01%.

See Notes to Financial Statements

        AIG Series Trust -- 2015 High Watermark Fund
        PORTFOLIO PROFILE -- October 31, 2008 -- (unaudited)

Industry Allocation*

                          U.S. Treasury Bonds..  66.8%
                          U.S. Treasury Bills..  27.9%
                          Repurchase Agreement.   5.3%
                          Index Put Options....   0.1%
                                                -----
                                                100.1%
                                                =====

Credit Quality+#

            Government -- Treasury............................ 100%
                                                               ===

--------
* Calculated as a percentage of net assets.
+ Source -- Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        AIG Series Trust -- 2015 High Watermark Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2008

                                                Principal
                                                 Amount/
                                                  Shares     Market Value
               Security Description           Subject To Put   (Note 2)
      ---------------------------------------
      U.S. GOVERNMENT OBLIGATIONS -- 66.8%
      U.S. Treasury Bonds -- 66.8%
        United States Treasury Bond STRIPS
         zero coupon due 08/15/15(3)
         (cost $150,699,024).................  $199,815,000  $150,023,500
                                                             ------------
      PUT OPTIONS PURCHASED -- 0.1%+
      Index/Expiration Date/Exercise Price
        S&P 500 Index/November 2008 /$820
         (cost $247,135).....................         9,250       121,175
                                                             ------------
      Total Long-Term Investment Securities
         (cost $150,946,159).................                 150,144,675
                                                             ------------
      SHORT-TERM INVESTMENT SECURITIES -- 27.9%
      U.S. Treasury Bills -- 27.9%
        0.10% due 12/01/08...................    12,000,000    11,998,667
        0.65% due 03/05/09...................     2,000,000     1,996,286
        0.66% due 01/02/09...................     2,000,000     1,998,590
        0.71% due 03/05/09...................     1,000,000       998,143
        0.86% due 01/02/09...................     8,000,000     7,994,360
        0.93% due 01/02/09...................    12,000,000    11,991,540
        1.15% due 03/05/09(1)................     3,000,000     2,994,429
        1.23% due 03/05/09...................     5,000,000     4,990,715
        1.43% due 03/05/09...................     2,000,000     1,996,286
        1.45% due 03/05/09...................     1,500,000     1,497,214
        1.48% due 01/02/09...................     1,000,000       999,295
        1.63% due 01/02/09...................       800,000       799,436
        1.67% due 01/02/09...................     1,400,000     1,399,012
        1.68% due 01/02/09...................     2,300,000     2,298,378
        1.70% due 01/02/09...................     2,000,000     1,998,589
        1.72% due 01/02/09...................       800,000       799,436
        1.73% due 01/02/09...................       300,000       299,788
        1.74% due 01/02/09...................       250,000       249,824
        1.75% due 01/02/09...................       800,000       799,436
        1.76% due 01/02/09...................     1,000,000       999,295
        1.78% due 01/02/09...................     1,000,000       999,294
        1.79% due 01/02/09...................       800,000       799,435
        2.01% due 01/02/09...................     1,700,000     1,698,806
                                                             ------------
      Total Short-Term Investment Securities
         (cost $62,515,633)..................                  62,596,254
                                                             ------------


                                                     Principal  Market Value
               Security Description                   Amount      (Note 2)
  --------------------------------------------------------------------------
  REPURCHASE AGREEMENTS -- 5.3%
    Agreement with State Street Bank & Trust Co.,
     bearing interest at 0.03%, dated 10/31/08,
     to be repurchased 11/03/08 in the amount
     of $11,978,030 and collateralized by
     $11,940,000 of Federal Farm Credit Bank
     Notes, bearing interest at 3.75%, due
     12/06/10 and having an approximate value
     of $12,218,015.
     (cost $11,978,000)............................ 11,978,000    11,978,000
                                                                ------------
  TOTAL INVESTMENTS --
     (cost $225,439,792)(2)........................      100.1%  224,718,929
  Liabilities in excess of other assets............       (0.1)     (295,315)
                                                    ----------  ------------
  NET ASSETS --                                          100.0% $224,423,614
                                                    ==========  ============

--------
+  Non-income producing securities
(1)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)See Note 5 for cost of investments on a tax basis.
(3)Principal Only
STRIPS -- Separate Trading of Registered Interest and Principal of Securities

                                                 Shares     Market
                                                 Subject    Value
                   Security Description          To Call   (Note 2)
           ---------------------------------------------------------
           CALL OPTIONS WRITTEN -- (0.1%)+
           Index/Expiration Date/Exercise Price
             S&P 500 Index/November 2008/$1050
              (premiums received ($312,327)).... (13,500) $(195,750)
                                                          =========

Open Futures Contracts
--------------------------------------------------------------------------------------
                                                             Value at     Unrealized
Number of                                        Value at   October 31,  Appreciation
Contracts      Description      Expiration Date Trade Date     2008     (Depreciation)
--------- --------------------- --------------- ----------- ----------- --------------
 67 Long  S&P 500 Futures Index  December 2008  $19,035,184 $16,202,275  $(2,832,909)
                                                                         ===========

See Notes to Financial Statements

        AIG Series Trust -- 2020 High Watermark Fund
        PORTFOLIO PROFILE -- October 31, 2008 -- (unaudited)

Industry Allocation*

           U.S. Treasury Bonds...............................  61.7%
           U.S. Treasury Bills...............................  33.2%
           Repurchase Agreement..............................   5.8%
           Index Put Options.................................   0.2%
                                                              -----
                                                              100.9%
                                                              =====

Credit Quality+#

            Government -- Treasury............................ 100%
                                                               ===

--------
* Calculated as a percentage of net assets.
+ Source -- Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        AIG Series Trust -- 2020 High Watermark Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2008

                                                Principal
                                                 Amount/
                                                  Shares     Market Value
               Security Description           Subject To Put   (Note 2)
      -------------------------------------------------------------------
      U.S. GOVERNMENT OBLIGATIONS -- 61.7%
      U.S. Treasury Bonds -- 61.7%
        United States Treasury Bond STRIPS...
         zero coupon due 08/15/20(3)......... $  10,980,000  $ 5,954,619
         zero coupon due 08/15/20(3).........    60,410,000   32,626,112
                                                             -----------
      Total U.S. Government Obligations
         (cost $40,922,678)..................                 38,580,731
                                                             -----------
      PUT OPTIONS PURCHASED -- 0.2%+
      Index/Expiration Date/Exercise Price
        S&P 500 Index/November 2008/$820
         (cost $275,405).....................        10,500      137,550
                                                             -----------
      Total Long-Term Investment Securities
         (cost $41,198,083)..................                 38,718,281
                                                             -----------
      SHORT-TERM INVESTMENT SECURITIES -- 33.2%
      U.S. Treasury Bills -- 33.2%
        0.65% due 03/05/09...................  4,000,000.00    3,992,572
        0.71% due 03/05/09...................  1,000,000.00      998,143
        0.86% due 01/02/09...................     2,000,000    1,998,590
        1.12% due 03/05/09...................  3,000,000.00    2,994,429
        1.43% due 03/05/09...................  1,500,000.00    1,497,215
        1.45% due 03/05/09...................  2,500,000.00    2,495,358
        1.48% due 01/02/09...................       800,000      799,436
        1.63% due 01/02/09...................       400,000      399,718
        1.67% due 01/02/09...................       550,000      549,612
        1.68% due 01/02/09(1)................     2,300,000    2,298,379
        1.70% due 01/02/09...................       400,000      399,718
        1.75% due 01/02/09...................       550,000      549,612
        1.76% due 01/02/09...................     1,100,000    1,099,224
        1.78% due 01/02/09(1)................       400,000      399,718
        1.79% due 01/02/09(1)................       300,000      299,788
                                                             -----------
      Total Short-Term Investment Securities
         (cost $20,734,491)..................                 20,771,512
                                                             -----------

                                                      Principal  Market Value
                Security Description                   Amount      (Note 2)
  --------------------------------------------------------------------------
  REPURCHASE AGREEMENTS -- 5.8%
    Agreement with State Street Bank & Trust Co.,
     bearing interest at 0.03%, dated 10/31/08, to
     be repurchased 11/03/08 in the amount of
     $3,648,009 and collateralized by $3,710,000
     of Federal Home Loan Bank Notes, bearing
     interest at 2.69%, due 02/18/09 and having
     an approximate value of $3,723,913.
     (cost $3,648,000).............................. $3,648,000  $ 3,648,000
                                                                 -----------
  TOTAL INVESTMENTS --
     (cost $65,580,574)(2)..........................      100.9%  63,137,793
  Liabilities in excess of other assets.............       (0.9)    (588,947)
                                                     ----------  -----------
  NET ASSETS --                                           100.0% $62,548,846
                                                     ==========  ===========

--------
+  Non-income producing securities
(1)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)See Note 5 for cost of investments on a tax basis.
(3)Principal Only
STRIPS -- Separate Trading of Registered Interest and Principal of Securities

                                                 Shares     Market
                                                 Subject    Value
                   Security Description          To Call   (Note 2)
           ---------------------------------------------------------
           CALL OPTIONS WRITTEN -- (0.3%)+
           Index/Expiration Date/Exercise Price
             S&P 500 Index/November 2008/$1050
              (premiums received ($316,789)).... (12,750) $(184,875)
                                                          =========

Open Futures Contracts
--------------------------------------------------------------------------------------
                                                             Value at     Unrealized
Number of                                        Value at   October 31,  Appreciation
Contracts      Description      Expiration Date Trade Date     2008     (Depreciation)
--------- --------------------- --------------- ----------- ----------- --------------
 71 Long  S&P 500 Futures Index  December 2008  $19,967,135 $17,169,575  $(2,797,560)
                                                                         ===========

See Notes to Financial Statements

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2008

Note 1. Organization

   AIG Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and is organized as a Delaware Statutory Trust. The Trust consists of two different investment funds (each, a "Fund" and collectively, the "Funds"), which were offered to shareholders as of October 31, 2008. Each Fund is managed by AIG SunAmerica Asset Management Corp. (the "Adviser" or "SunAmerica"), an indirect wholly owned subsidiary of American International Group, Inc. ("AIG"). An investor may invest in one or more of the following Funds: 2015 High Watermark Fund and 2020 High Watermark Fund (each a "High Watermark Fund" and collectively the "High Watermark Funds"). The High Watermark Funds have the same investment goals and investment strategy, but have a different protected maturity date ("Protected Maturity Date"). The Protected Maturity Date for each of these Funds is: 2015 High Watermark Fund -- August 31, 2015; 2020 High Watermark Fund -- August 31, 2020. On April 21, 2008, the 2010 High Watermark Fund was liquidated. The Fund is considered to be a separate entity for financial and tax reporting purposes. The investment objective and principal investment techniques for each Fund are as follows:

   Each High Watermark Fund seeks capital appreciation to the extent consistent with the preservation of capital investment gains in order to have a net asset value ("NAV") on its Protected Maturity Date at least equal to the protected high watermark value ("Protected High Watermark Value"). The Protected High Watermark Value for a High Watermark Fund is the highest NAV per share attained, (i) reduced by an amount that is proportionate to the sum of all dividends and distributions paid by the Fund subsequent to the time that the highest NAV was achieved, (ii) reduced by extraordinary expenses, if any, and (iii) increased by appreciation in share value to the extent such appreciation exceeds this adjusted share value subsequent to the last paid dividend or distribution. Each High Watermark Fund seeks high total return as a secondary objective. Each High Watermark Fund undertakes that on the Protected Maturity Date each shareholder in the High Watermark Fund will be entitled to redeem his or her outstanding shares for an amount no less than the Protected High Watermark Value (the "Payment Undertaking"). The Payment Undertaking is backed by a master agreement between the Trust, on behalf of the High Watermark Funds, and Prudential Global Funding, Inc. ("PGF"), under which PGF will pay to each High Watermark Fund any shortfall between its Protected High Watermark Value and the actual NAV per share on the High Watermark Fund's Protected Maturity Date, provided certain conditions are met.

   If the NAV of a Fund at its Protected Maturity Date is insufficient to satisfy the Payment Undertaking, a shareholders ability to receive the Protected High Watermark Value will depend on the Fund's ability to collect the difference under the Master Agreement with PGF. A shareholder's ability to rely on the Master Agreement is subject to certain conditions and restrictions that may reduce, or eliminate, the Funds' ability to meet the Payment Undertaking.

   The Funds are subject to conditions of the Master Agreement that require Trajectory Asset Management LLC ("Trajectory" or the "Subadviser"), the Funds' Subadviser, to provide certain information to PGF on a daily basis and to follow certain parameters and proprietary mathematical formulae in making investment allocation decisions. These limitations are designed to reduce, but do not eliminate, the risk that the Funds' assets will be insufficient to allow a Fund to redeem shares at not less than the Protected High Watermark Value on its Protected Maturity Date.

   While Trajectory intends to meet all obligations under the Master Agreement, a failure to meet the commercially negotiated terms could permit PGF to cancel the Master Agreement and thus terminate its obligations to make any payment to the Fund if a shortfall exists to the Payment Undertaking on the Protected Maturity Date. In this event, shareholders will not receive the Protected High Watermark Value but instead will receive the Fund's then-current net asset value when they redeem their shares, which may be lower than the Protected High Watermark Value and lower than the shareholder's initial investment.

   If the Fund has irrevocably allocated its assets to the fixed income portfolio, it will close to new share issuances. A new fund may be formed with the same Protected Maturity Date to accept new contributions. As described under Note 3 SunAmerica has contractually agreed to reduce its fees in the event that a Fund becomes completely invested in fixed income securities. However, if this reduction in fees is not sufficient to reduce total annual operating expenses to an extent that they are covered by the current yield on the Fund's fixed income securities, and the Fund is within three years of its Protected Maturity Date, that date will be accelerated and the Trust's Board of Trustees will consider appropriate action under all of the circumstances as described below. PGF may, however, permit the Fund to hold a higher proportion of its assets in obligations of U.S. government agencies and instrumentalities (which generally pay higher rates of interest than direct obligations of the U.S. Treasury) in order to avoid this circumstance.

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2008 -- (continued)


   Under the Master Agreement, if certain low interest rate conditions occur and a Fund is within three years of its initial Protected Maturity Date, the Fund can terminate early. If a Fund terminates early under these circumstances, the Fund's Protected High Watermark Value will be accelerated and shareholders will receive the benefit of the Protected High Watermark Value. Thereafter, the Trust's Board of Trustees will consider appropriate action under all of the circumstances. These actions could include liquidating the Fund or continuing to operate the Fund and pursuing a strategy other than the High Watermark Strategy. Shareholders will receive 30 days' written notice of any shareholder distribution of liquidation proceeds or other action following a Protected Maturity Date Early Fund Termination.

   Please refer to the Funds' prospectus for additional details concerning the calculation of the Protected High Watermark Value, the Payment Undertaking, Master Agreement and the early closing and termination conditions.

   Each Fund is a "diversified" Fund within the meaning of the 1940 Act.

   Each Fund offers multiple classes of shares of beneficial interest. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, any purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

   Class C shares are offered at net asset value and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Class C shares will convert automatically to Class A shares approximately eight years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class I shares are offered at net asset value per share. The class is offered exclusively to participants in certain employee retirement plans and other programs.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Funds' registration statement. Class A and Class C shares make distribution and account maintenance fee payments under a distribution plan pursuant to Rule 12b-1 under the 1940 Act except that Class C shares are subject to higher distribution fee rates. There are no distribution payments applicable to Class I shares.

   Indemnifications: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that may contain the obligation to indemnify others. The Funds' maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

   Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2008 -- (continued)


   Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

   Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market.

   Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   Repurchase Agreements: For repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Securities transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income, is accrued daily except when collection is not expected. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

   Expenses common to all Funds, not directly related to individual Funds are allocated among the Funds based on relative net assets or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

   Dividends from net investment income and capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss and net assets are not affected by these reclassifications.

   Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all of their net income (taxable and tax exempt) and capital gains to their shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes.

   The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2004.

   New Accounting Pronouncements: On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2008 -- (continued)

   tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. However, Registered Investment Companies are not required to implement FIN 48 until their last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. Management has evaluated the implications of FIN 48 and determined there is no impact to the financial statements.

   In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of October 31, 2008, the Funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value.

   In March 2008, the Financial Accounting Standards (FASB) issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. It is effective for financial statements issued for fiscal years beginning after November 15, 2008. Management is currently in the process of determining the impact of the standard on the Fund's disclosures in the financial statements.

   Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to deposit an initial margin payment of cash or other liquid securities with the futures commission merchant ("the futures broker"). The Funds' activities in futures contracts are conducted through regulated exchanges which minimizes counterparty credit risks. A Fund's participation in the futures market involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities.

   Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option.

   When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option.

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2008 -- (continued)


   Transactions in call options written during the period ended October 31, 2008 are summarized as follows:

                                                     2015 High Watermark Fund
                                                     -----------------------
                                                     Number of    Premiums
                                                     Contracts    Received
                                                     ---------  -----------
Options outstanding at October 31, 2007.............    (245)   $  (504,856)
Options written.....................................  (2,206)    (8,061,912)
Options terminated in closing purchase transactions.   2,397      8,254,441
Options expired.....................................      --             --
Options exercised...................................      --             --
                                                      ------    -----------
Options outstanding at October 31, 2008.............     (54)   $  (312,327)
                                                      ======    ===========

                                                     2020 High Watermark Fund
                                                     -----------------------
                                                     Number of    Premiums
                                                     Contracts    Received
                                                     ---------  -----------
Options outstanding at October 31, 2007.............     (27)   $   (50,426)
Options written.....................................  (1,203)    (3,836,851)
Options terminated in closing purchase transactions.   1,179      3,570,488
Options expired.....................................      --             --
Options exercised...................................      --             --
                                                      ------    -----------
Options outstanding at October 31, 2008.............     (51)   $  (316,789)
                                                      ======    ===========

Note 3. Investment Advisory and Management Agreements, Distribution and Service Agreements

   The Trust, on behalf of the High Watermark Funds, has entered into an Investment Advisory and Management Agreement (the "Advisory Agreement") with SunAmerica. Under the Advisory Agreement, SunAmerica provides continuous supervision of each Fund's portfolio and administrative affairs, subject to general review by the Board. In connection therewith, SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SunAmerica and its affiliates and oversees the performance of services provided to the Funds by third parties. The investment advisory and management fee paid to SunAmerica with respect to each Fund is computed daily and payable monthly is as follows: 0.65% of the average daily net assets of the High Watermark Funds. If a High Watermark Fund's portfolio becomes completely and irreversibly invested in fixed income securities, the management fees for the Fund will be reduced to 0.40% for the remainder of the investment period.

   Pursuant to the Subadvisory Agreements between SunAmerica, Trajectory and the Trust (the "Subadvisory Agreement") SunAmerica has delegated portfolio management responsibilities to Trajectory. The Subadviser's fee will be 43% of the net management fee. The term "net management fee" means the gross management fee less any fund waivers and/or reimbursement made by SunAmerica. The subadvisory fee will be calculated on the Fund-level and not by aggregating fees on a Trust-level. Effective as of September 1, 2006 until October 31, 2007, SunAmerica has agreed to pay the Subadviser a minimum annual fee equal to 0.25% and 0.20%, respectively, of the 2015 and 2020 High Watermark Fund's average daily net assets, accrued daily and payable monthly (the "Minimum Fee"). The Minimum Fee will continue in effect for successive annual periods ending October 31, upon mutual agreement of SunAmerica and the Subadviser, and subject to approval by the Board, including a majority of Trustees who are not parties to the Subadvisory Agreement or interested persons of any such party. Payments to the Subadviser for its services are made by SunAmerica, not by the Funds. The continuation of the Minimum Fee was most recently approved at the August 26, 2008 board meeting to continue in effect until October 31, 2009.

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2008 -- (continued)


   SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Funds' annual Fund operating expense at the following percentages of each Fund's average net assets. Annual operating expenses do not include extraordinary expenses as determined under generally accepted accounting principals, or acquired fund fees and expenses. The contractual expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Trustees, including a majority of Trustees who are not interested persons of the Trust or SunAmerica as defined by the 1940 Act (the "Disinterested Trustees").

Fund                                               Percentage
----                                               ----------
2015 High Watermark Class A.......................    1.65%
2015 High Watermark Class C.......................    2.30
2015 High Watermark Class I.......................    1.18
2020 High Watermark Class A.......................    1.65
2020 High Watermark Class C.......................    2.30
2020 High Watermark Class I.......................    1.18

   Further, any waivers and/or reimbursements made by SunAmerica with respect to a Fund are subject to recoupment from that Fund within the following two years, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the foregoing expense limitations.

   For the period ended October 31, 2008, pursuant to the contractual expense limitations in the above table, SunAmerica has waived and/or reimbursed expenses as follows:

                                                     Other
                                                    Expenses
Fund                                               Reimbursed
----                                               ----------
2015 High Watermark...............................  $    --
2020 High Watermark...............................   22,866

                                                     Class
                                                    Specific
                                                    Expenses
Fund                                               Reimbursed
----                                               ----------
2015 High Watermark Class A.......................  $ 46,067
2015 High Watermark Class C.......................    32,247
2015 High Watermark Class I.......................   113,458
2020 High Watermark Class A.......................    51,012
2020 High Watermark Class C.......................    24,965
2020 High Watermark Class I.......................    70,719

   As of October 31, 2008, the amount of expenses previously waived and/or reimbursed by SunAmerica during the prior two years that remain subject to the recoupment are as follows:

                                                                      Other
                                                                     Expenses
               Fund                                                 Reimbursed
               ----                                               --------------
               2015 High Watermark...............................    $ 25,126
               2020 High Watermark...............................      38,255

                                                                  Class Specific
                                                                     Expenses
               Fund                                                 Reimbursed
               ----                                               --------------
               2015 High Watermark Class A.......................    $107,810
               2015 High Watermark Class C.......................      71,251
               2015 High Watermark Class I.......................     221,278
               2020 High Watermark Class A.......................     105,220
               2020 High Watermark Class C.......................      54,690
               2020 High Watermark Class I.......................     129,289

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2008 -- (continued)


   The Trust, on behalf of each Fund, has a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS" or the "Distributor")+, an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of its Class A shares and Class C shares (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan" and the "Class C Plan." In adopting the Plans, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan and Class C Plan, the Distributor receives payments from a Fund at an annual rate of 0.10% and 0.75%, respectively, of average daily net assets of such Fund's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Plan may exceed the Distributor's distribution costs as described above. The Plans further provide that the Class A and Class C shares of each Fund shall pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the average daily net assets of such class of shares for payments to broker-dealers for providing account maintenance activities. Accordingly, for the period ended October 31, 2008, SACS received fees (see Statement of Operations) based upon the aforementioned rates.

   The Trust on behalf of each Fund, has entered into an Administrative and Shareholder Services Agreement with SACS, pursuant to which SACS is paid a fee of 0.25% of average daily net assets of Class I shares as compensation for providing administrative and recordkeeping services to Class I shareholders. For the period ended October 31, 2008, SACS earned fees (see Statement of Operations) based upon aforementioned rates.

   SACS receives sales charges on each Fund's Class A shares, portions of which are reallocated to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A and Class C shares. SACS has advised the Funds that for the period ended October 31, 2008, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                    Class A                    Class A       Class C
                     -------------------------------------- ------------- -------------
                                                             Contingent    Contingent
                      Sales     Affiliated   Non-affiliated   Deferred      Deferred
                     Charges  Broker-dealers Broker-dealers Sales Charges Sales Charges
                     -------- -------------- -------------- ------------- -------------
2015 High Watermark. $973,491    $196,972       $624,242       $1,122        $6,728
2020 High Watermark.  327,046      82,475        195,671           --         1,592

   -----
   + Effective November 15, 2008, AIG SunAmerica Capital Services, Inc. changed its name to SunAmerica Capital Services, Inc.

   The Trust has entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. The Service Agreement, which permits the Funds to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Trustees. For the period ended October 31, 2008, the Funds incurred the following expenses which are included in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                                            Payable at
       FUND                                     Expenses October 31, 2008
       ----                                     -------- ----------------
       2015 High Watermark Class A............. $235,953     $21,191
       2015 High Watermark Class C.............  156,713      16,257
       2015 High Watermark Class I.............   60,507       5,201
       2020 High Watermark Class A.............   94,236       7,270
       2020 High Watermark Class C.............   33,714       2,699
       2020 High Watermark Class I.............   28,069       2,036

   At October 31, 2008, VALIC, an indirect wholly-owned subsidiary of AIG, owned 99.95% and 98.86% of the outstanding shares of the 2015 High Watermark Fund Class I and the 2020 High Watermark Fund Class I, respectively.

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2008 -- (continued)


   On September 22, 2008, AIG, the ultimate parent of SunAmerica, SACS, and SAFS entered into a revolving credit facility (the "Credit Facility") and a Guarantee and Pledge Agreement with the Federal Reserve Bank of New York under the terms of which AIG will issue a new series of perpetual, non-redeemable Convertible Participating Serial Preferred Stock (the "Preferred Stock") to a trust that will hold the Preferred Stock for the benefit of the United States Treasury. On October 3, 2008, AIG announced that it plans to retain its U.S. property and casualty and foreign general insurance businesses, and to retain a continuing ownership interest in its foreign life insurance operations, and that it is exploring divestiture opportunities for its remaining high-quality businesses and assets.

Note 4. Purchases and Sales of Investment Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended October 31, 2008 were as follows:

                                                      2015           2020
                                                 High Watermark High Watermark
                                                      Fund           Fund
                                                 -------------- --------------
Purchases of U.S. government securities.........  $80,278,901    $22,462,633
Sales of U.S. government securities.............   36,001,500     20,357,239

Note 5. Federal Income Taxes

   At October 31, 2008, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                                 2015           2020
                                            High Watermark High Watermark
                                                 Fund           Fund
                                            -------------- --------------
Cost (tax basis)...........................  $225,442,592   $65,588,907
                                             ============   ===========
Appreciation...............................  $     80,622   $    37,021
Depreciation...............................      (804,285)   (2,488,135)
                                             ------------   -----------
Net unrealized appreciation (depreciation).  $   (723,663)  $(2,451,114)
                                             ============   ===========

   The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities due to temporary book/tax differences primarily arising from Section 1256 contracts and wash sales.

                              Distributable Earnings            Tax Distributions
                     ---------------------------------------  ---------------------
                                  For the year ended October 31, 2008
                     --------------------------------------------------------------
                                  Long-term      Unrealized              Long-Term
                      Ordinary  Gains/Capital   Appreciation   Ordinary   Capital
Fund                   Income   Loss Carryover (Depreciation)   Income     Gains
----                 ---------- -------------- -------------- ---------- ----------
2015 High Watermark. $2,709,076  $(32,820,339)  $  (723,662)  $8,939,238 $6,022,261
2020 High Watermark.  1,111,117   (21,986,511)   (2,451,113)   3,925,566  2,762,088

                        Tax Distributions
                     ------------------------
                          For year ended
                         October 31, 2007
                     ------------------------
                      Ordinary    Long-Term
Fund                   Income   Capital Gains
----                 ---------- -------------
2015 High Watermark. $8,387,492  $6,266,584
2020 High Watermark.  3,407,281   2,627,278

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2008 -- (continued)


   For the year ended October 31, 2008, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net investment losses, treatment of foreign currency, tax treatments of certain debt obligations, and principal paydown adjustments to the components of net assets as follows:

                      Accumulated      Accumulated
                     Undistributed  Undistributed Net
                     Net Investment   Realized Gain
Fund                 Income (Loss)       (Loss)       Capital Paid-in
----                 -------------- ----------------- ---------------
2015 High Watermark.     $(184)           $184              $--
2020 High Watermark.       (31)             31               --

   For Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, as of October 31, 2008, which are available to offset future capital gains, if any:

                               Capital Loss Carryforward
                     ----------------------------------------------
Fund                 2009 2010 2011 2012 2013 2014 2015    2016
----                 ---- ---- ---- ---- ---- ---- ---- -----------
2015 High Watermark. $--  $--  $--  $--  $--  $--  $--  $32,820,339
2020 High Watermark.  --   --   --   --   --   --   --   21,986,511

Note 6. Capital Share Transactions

   Transactions in capital shares of each class of each fund were as follows:

                                                                                    2015 High Watermark Fund
                                              ---------------------------------------------------------------------------
                                                       Class A                   Class A                  Class C
                                              ------------------------  ------------------------  ----------------------
                                                       For the                   For the                  For the
                                                     year ended                year ended               year ended
                                                  October 31, 2008          October 31, 2007         October 31, 2008
                                              ------------------------  ------------------------  ----------------------
                                                Shares       Amount       Shares       Amount       Shares      Amount
                                              ----------  ------------  ----------  ------------  ---------  -----------
Shares sold..................................  4,665,980  $ 46,890,817   1,994,155  $ 22,399,175  5,341,499  $53,119,264
Reinvested shares............................    736,570     7,726,622     675,473     7,382,653    341,517    3,575,687
Shares redeemed.............................. (1,962,325)  (19,721,402) (1,671,401)  (18,730,313)  (869,329)  (8,640,837)
                                              ----------  ------------  ----------  ------------  ---------  -----------
Net increase (decrease)......................  3,440,225  $ 34,896,037     998,227  $ 11,051,515  4,813,687  $48,054,114
                                              ==========  ============  ==========  ============  =========  ===========

                                              ------------------------
                                                      Class C
                                              -----------------------
                                                      For the
                                                     year ended
                                                  October 31, 2007
                                              -----------------------
                                                Shares      Amount
                                              ---------  ------------
Shares sold.................................. 1,327,003  $ 14,798,270
Reinvested shares............................   311,483     3,401,343
Shares redeemed..............................  (979,429)  (10,932,877)
                                              ---------  ------------
Net increase (decrease)......................   659,057  $  7,266,736
                                              =========  ============

                                                         2015 High Watermark Fund
                                              ---------------------------------------------
                                                      Class I                Class I
                                              ----------------------  ---------------------
                                                      For the                For the
                                                    year ended              year ended
                                                 October 31, 2008        October 31, 2007
                                              ----------------------  ---------------------
                                                Shares      Amount     Shares      Amount
                                              ---------  -----------  --------  -----------
Shares sold..................................   629,780  $ 6,332,161   368,022  $ 4,132,845
Reinvested shares............................   230,671    2,422,042   222,732    2,436,688
Shares redeemed..............................  (289,214)  (2,947,844) (365,791)  (4,116,307)
                                              ---------  -----------  --------  -----------
Net increase (decrease)......................   571,237  $ 5,806,359   224,963  $ 2,453,226
                                              =========  ===========  ========  ===========

                                                                                2020 High Watermark Fund
                                              ---------------------------------------------------------------------
                                                      Class A                Class A                Class C
                                              ----------------------  ---------------------  ---------------------
                                                      For the                For the                For the
                                                    year ended              year ended             year ended
                                                 October 31, 2008        October 31, 2007       October 31, 2008
                                              ----------------------  ---------------------  ---------------------
                                                Shares      Amount     Shares      Amount     Shares      Amount
                                              ---------  -----------  --------  -----------  --------  -----------
Shares sold.................................. 1,680,692  $16,217,374   714,478  $ 8,159,214   669,271  $ 6,326,961
Reinvested shares............................   357,259    3,754,796   296,094    3,307,365   118,250    1,241,624
Shares redeemed..............................  (638,043)  (6,191,453) (448,731)  (5,120,261) (219,283)  (2,136,246)
                                              ---------  -----------  --------  -----------  --------  -----------
Net increase (decrease)...................... 1,399,908  $13,780,717   561,841  $ 6,346,318   568,238  $ 5,432,339
                                              =========  ===========  ========  ===========  ========  ===========


                                              ----------------------
                                                     Class C
                                              ---------------------
                                                     For the
                                                    year ended
                                                 October 31, 2007
                                              ---------------------
                                               Shares      Amount
                                              --------  -----------
Shares sold..................................  314,399  $ 3,574,404
Reinvested shares............................  104,516    1,165,339
Shares redeemed.............................. (363,657)  (4,167,935)
                                              --------  -----------
Net increase (decrease)......................   55,258  $   571,808
                                              ========  ===========

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2008 -- (continued)


                                         2020 High Watermark Fund
                               --------------------------------------------
                                      Class I                Class I
                               ---------------------  ---------------------
                                      For the                For the
                                     year ended             year ended
                                  October 31, 2008       October 31, 2007
                               ---------------------  ---------------------
                                Shares      Amount     Shares      Amount
                               --------  -----------  --------  -----------
Shares sold...................  291,078  $ 2,862,315   260,977  $ 2,996,124
Reinvested shares.............  126,421    1,329,951    98,545    1,101,732
Shares redeemed............... (164,364)  (1,543,292) (152,692)  (1,769,940)
                               --------  -----------  --------  -----------
Net increase (decrease).......  253,135  $ 2,648,974   206,830  $ 2,327,916
                               ========  ===========  ========  ===========

Note 7. Line of Credit

   The Trust has established a $10 million committed secured line of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed secured line of credit which is included in other expenses on the Statement of Operations. Borrowings under the committed secured line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. This committed secured line of credit was not used during the period ended October 31, 2008.

Note 8. Interfund Lending Agreement

   Pursuant to exemptive relief granted by the Securities and Exchange Commission ("SEC"), the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended October 31, 2008, none of the Funds participated in this program.

Note 9. Trustees Retirement Plan

   The Trustees have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended, for the Disinterested Trustees. The Retirement Plan provides generally that a Trustee may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting SunAmerica mutual funds (the "Adopting Funds"), or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an "Eligible Trustee"). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon (i) his or her death or disability while a Trustee or (ii) the termination or his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and a Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustee's account. The rights of any Participant to benefits under the Retirement Plan shall not be an unsecured claim against the assets of the Adopting Funds. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Trustees from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2008 -- (continued)


   The following amounts for the Retirement Plan Liabilities are included in the Trustees' fees and expense line on the Statement of Assets and Liabilities and the Amounts for the Retirement Plan Expenses are included in the Trustees' fees and expenses line on the Statement of Operations.

                                                Retirement Retirement Retirement
                                                   Plan       Plan       Plan
                                                Liability   Expense    Payments
       -                                        ---------- ---------- ----------
       Fund                                          As of October 31, 2008
       ----                                     --------------------------------
       2015 High Watermark.....................   $6,611     $3,308      $--
       2020 High Watermark.....................    2,507      1,272       --

Note 10. Other Matters

   On December 31, 2007 Ernst & Young, LLP ("E&Y") resigned as the independent registered public accounting firm of the AIG Series Trust. On March 5, 2008, the Board of Trustees of the AIG Series Trust selected
   PricewaterhouseCoopers, LLP as the new independent registered public accounting firm for the AIG Series Trust.

   E&Y's reports on the AIG Series Trust's financial statements for the two most recent fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the period E&Y was engaged, there were no disagreements with E&Y on any matter of accounting principles, financial statement disclosure or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of E&Y, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the AIG Series Trust's financial statements.

        AIG Series Trust
        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of AIG Series Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the two funds constituting AIG Series Trust (hereafter referred to as the "Funds") at October 31, 2008, the results of each of their operations, the changes in each of their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2008 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statements of changes in net assets of each of the Funds for the year ended October 31, 2007 and the financial highlights for each of the periods ended on or before October 31, 2007 were audited by another independent registered public accounting firm whose report, dated December 19, 2007, expressed an unqualified opinion on those statements and financial highlights.

PricewaterhouseCoopers LLP

Houston, Texas
December 22, 2008

        AIG Series Trust
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT -- October 31, 2008 -- (unaudited)

Approval of the Investment Advisory and Management Agreement and Subadvisory Agreements

The Board of Trustees (the "Board," the members of which are referred to as "Trustees") of the Trust, including the Disinterested Trustees approved the continuation of the Advisory Agreement with respect to the 2015 High Watermark Fund (the "2015 Fund") and the 2020 High Watermark Fund (the "2020 Fund"), for a one-year period ending August 31, 2009 at an in-person meeting held on August 26-27, 2008. At this same meeting, the Board also approved the continuation of the Subadvisory Agreement with respect to the Funds for a one-year period ending August 31, 2009.

In accordance with Section 15(c) of the 1940 Act, the Board requested and SunAmerica and Trajectory, where applicable, provided materials relating to the Board's consideration of whether to approve the continuation of the Advisory Agreement and Subadvisory Agreement. These materials included (a) a summary of the services provided by SunAmerica and its affiliates to the Funds;
(b) information independently compiled and prepared by Lipper, Inc. ("Lipper") on Fund fees and expenses, and the investment performance of the Funds as compared with a peer universe of funds; (c) information on the profitability of SunAmerica, Trajectory and their affiliates, a discussion of any indirect benefits; (d) a report on economies of scale; (e) a discussion on general compliance policies and procedures; (f) a summary of brokerage and soft dollar practices; and (g) a discussion of the key personnel of SunAmerica, Trajectory and their affiliates.

In determining whether to approve the continuation of the Advisory Agreement and Subadvisory Agreement, the Board, including the Disinterested Trustees, considered the following information:

Nature, Extent and Quality of Services Provided by SunAmerica and Trajectory

The Board, including the Disinterested Trustees, considered the nature, quality and extent of services to be provided by SunAmerica and Trajectory. The Board noted that the services include acting as investment manager and adviser to the Funds, managing the daily business affairs of the Funds, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that SunAmerica would provide office space, accounting, legal, and compliance, clerical and administrative services and has authorized any of its officers and employees, if elected, to serve as officers or trustees of the Funds without compensation. Finally, the Board noted that SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including Trajectory. In addition to the quality of the advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Funds pursuant to the Advisory Agreement and noted that such services include (i) preparing disclosure documents, such as the prospectus, the statement of additional information and shareholder reports; (ii) assisting with daily accounting and pricing;
(iii) organizing Board meetings and preparing the materials for such Board meetings; (iv) providing legal and compliance support; and (v) performing other administrative functions necessary for the operation of the Funds, such as tax reporting and fulfilling regulatory filing requirements.

In connection with the services provided by SunAmerica, the Board analyzed the structure and duties of SunAmerica's fund administration, accounting, legal and compliance departments and concluded that they were adequate to meet the needs of the Funds. The Board also reviewed the personnel responsible for providing advisory services to the Funds and other key personnel of SunAmerica and concluded, based on their experience and interaction with SunAmerica, that:
(i) SunAmerica is able to retain quality portfolio managers, analysts and other personnel; (ii) SunAmerica exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement; (iii) SunAmerica had been responsive to requests of the Board; and (iv) SunAmerica had kept the Board apprised of developments relating to the Funds and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high.

The Board also considered SunAmerica's reputation and long-standing relationship with the Funds and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered SunAmerica's experience in providing management and investment advisory and administrative services to advisory clients and noted that as of June 30, 2008, SunAmerica managed, advised an/or administered approximately $49.7 billion in assets. The Board also considered SunAmerica's code of ethics, and that it has developed internal procedures, adopted by

        AIG Series Trust
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT -- October 31, 2008 -- (unaudited) (continued)

the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Funds as set forth in the Fund's prospectus. Additionally, the Board considered SunAmerica's compliance and regulatory history.

The Board also considered the nature, quality and extent of subadvisory services provided by Trajectory. The Board observed that Trajectory is responsible for providing investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by Funds, subject to the oversight and review of SunAmerica. The Board reviewed Trajectory's history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel that are responsible for providing subadvisory services to the Funds and concluded, based on their experience with Trajectory, that: (i) Trajectory is able to retain high quality portfolio managers and other investment personnel; (ii) Trajectory exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the Subadvisory Agreement; and (iii) Trajectory had been responsive to requests of the Board and of SunAmerica. The Board considered that Trajectory has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Funds as set forth in the Prospectus. The Board also considered Trajectory's code of ethics, compliance and regulatory history. The Board noted that Trajectory has not experienced any material regulatory or compliance problems within the past two years, nor have they been involved in any material litigation or administrative proceedings that would potentially impact their ability to effectively serve as subadviser to the Funds. The Board concluded that the nature and extent of services to be provided by Trajectory under the Subadvisory Agreement were reasonable and appropriate in relation to the subadvisory fees and that the quality of services continues to be high.

Investment Performance

The Board, including the Disinterested Trustees, also considered the investment performance of SunAmerica and Trajectory with respect to the Funds. In connection with its review, the Board received and reviewed information regarding the investment performance of the Funds as compared to each Fund's peer universe ("Peer Universe") as independently determined by Lipper and to an appropriate index or combination of indices. The Board noted that the Lipper report did not include performance comparisons for the Funds' peer group ("Peer Group") because of the limited number of mixed-asset target date funds. The Board was provided with a description of the methodology used by Lipper to select the funds in the Peer Universes. The Board also noted that it regularly reviews the performance of the Funds throughout the year. The Board noted that, while it monitors performance of the Funds closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years.

In preparation for the August 26-27, 2008 meeting, the Board was provided with reports independently prepared by Lipper. Based on the Lipper reports, the Board reviewed each Fund's annualized total returns for the prior one-, two- and three-year periods ended May 31, 2008 and since inception. The Board noted that it was also provided with a supplemental Lipper performance report for the periods ended June 30, 2008. In addition, the Board received a report prepared by SunAmerica that detailed the Funds' performance for the three- and six-month periods ended June 30, 2008.

Specifically, the Board considered that the 2015 Fund ranked in the fourth quintile of its Peer Universe for the one-year period ended May 31, 2008 and since inception, and ranked in the fifth quintile of its Peer Universe for the two-and three-year periods. The Board noted, however, that the Fund's performance during June 2008 showed improvement and for the one- and two-year period ended June 30, 2008, the Fund ranked in the second quintile of its Peer Universe. The Board then considered that the 2020 Fund ranked in the fifth quintile of its Peer Universe for the one- and three-year periods ended May 31, 2008 and since inception, and ranked in the third quintile of its Peer Universe for the two-year period ended May 31, 2008. The Board noted, however, that the Fund's performance during June 2008 showed modest improvement. The Board noted that while it was generally disappointed with the Funds' performance results, it considered that the Funds are intended to be long-term investments. The Board also noted that the Funds have certain restrictions on their investment techniques in the master agreement that backs the payment undertaking on these Funds, which could contribute to the Funds' underperformance. Nonetheless, the Board indicated that it would closely monitor the relative performance of the Funds in the future and, if relative performance did not improve, would consider whether further action was necessary.

        AIG Series Trust
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT -- October 31, 2008 -- (unaudited) (continued)


Consideration of the Management Fee and Subadvisory Fees and the Cost of the Services and Profits to be Realized by SunAmerica and Trajectory and their Affiliates from the Relationship with the Funds

The Board, including the Disinterested Trustees, received and reviewed information regarding the fees to be paid by the Funds to SunAmerica pursuant to the Advisory Agreement and the fees paid by SunAmerica to Trajectory pursuant to the Subadvisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SunAmerica, Trajectory or their affiliates in connection with providing such services to the Funds.

To assist in analyzing the reasonableness of the management fee for each of the Funds, the Board received reports independently prepared by Lipper. The reports showed comparative fee information for each Fund's Peer Group and/or Peer Universe. In considering the reasonableness of the management fee to be paid by each Fund to SunAmerica, the Board reviewed a number of expense comparisons, including: (i) contractual and actual management fees; and (ii) actual total operating expenses. In considering each Fund's total operating expenses, the Board analyzed the level of fee waivers and expense reimbursements and the net expense caps contractually agreed upon by SunAmerica with respect to each class of the Funds. The Board compared each Fund's net expense ratio to those of other funds within its Peer Group and/or Peer Universe as a guide to help assess the reasonableness of the management fee for the Funds. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Groups and Peer Universes since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Lipper as a whole was useful in assessing whether SunAmerica was providing services at a cost that was competitive with other, similar funds. The Board did not consider services and fees paid under investment advisory contracts that SunAmerica has with other registered investment companies or other types of clients with similar investment strategies to the Funds since SunAmerica informed the Board that there were no such Funds or accounts.

The Board also received and reviewed information regarding the fees paid by SunAmerica to Trajectory pursuant to the Subadvisory Agreements. To assist in analyzing the reasonableness of the subadvisory fees, the Board received a report prepared independently by Lipper. The report showed comparative fee information of each Fund's Peer Group that the Trustees used as a guide to help assess the reasonableness of the subadvisory fees. The Trustees noted that Peer Group information as a whole was useful in assessing whether Trajectory was providing services at a cost that was competitive with other similar funds. The Trustees also considered that the subadvisory fees are paid by SunAmerica out of its management fee and not by the Funds, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SunAmerica and the amount of the management fees which it retained. The Board did not consider services and fees paid under investment advisory contracts that Trajectory has with other registered investment companies or other types of clients with similar investment strategies to the Funds since Trajectory informed the Board that there were no such Funds or accounts.

In connection with its renewal of the Subadvisory Agreements, the Board was also asked to approve the continuation of an arrangement whereby SunAmerica agrees to pay a minimum annual fee to Trajectory (the "Minimum Fee Arrangement"). The Minimum Fee Arrangement was initially approved by the Board at its August 29, 2006 meeting, and continues in effect for successive annual periods ending October 31, upon mutual agreement of SunAmerica and Trajectory, and subject to approval by the Board, including a majority of the Disinterested Trustees. The Minimum Fee Arrangement, which is reflected in the Subadvisory Agreements, provides that SunAmerica pay Trajectory a minimum fee equal to the percentage of each Fund's average daily net assets, accrued daily and payable monthly, at the following rates: 0.25% for the 2015 Fund; and 0.20% for the 2020 Fund. The Board noted that the Minimum Fee Arrangement provides for a reasonable allocation of fees among SunAmerica and Trajectory and would result in SunAmerica retaining less of the management fees. The Board further noted that the Minimum Fee Arrangement did not modify the services provided under the Subadvisory Agreement nor did it impact the fee payable by the Funds pursuant to the Advisory Agreement. The Board, including a majority of the Disinterested Trustees, approved the continuation of the Minimum Fee Arrangement for a one-year period ending October 31, 2009.

The Board also considered SunAmerica's profitability and the benefits SunAmerica and its affiliates received from its relationship with the Funds. The Board received and reviewed financial statements relating to SunAmerica's financial condition and profitability with respect to the services it provided the Funds and considered how profit margins could affect SunAmerica's ability to attract and

        AIG Series Trust
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT -- October 31, 2008 -- (unaudited) (continued)

retain high quality investment professionals and other key personnel. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by SunAmerica and its affiliates that provide services to the Funds on a Fund by Fund basis.

The Board considered the profitability of SunAmerica under the Advisory Agreement, and considered the profitability of SunAmerica's affiliates under the Service Agreements, Rule 12b-1 Plans and Distribution Agreement. Additionally, the Board considered whether SunAmerica, Trajectory and its affiliates received any indirect benefits from the relationship with the Funds. Specifically, the Board observed that AIG Federal Savings Bank, an affiliate of SunAmerica, serves as custodian with respect to certain shareholder retirement accounts that are administered by SunAmerica and receives a fee payable by the qualifying shareholders. The Board further considered whether there were any collateral or "fall-out" benefits that SunAmerica and its affiliates may derive as a result of their relationship with the Funds. The Board noted that SunAmerica believes that any such benefits are de minimis and do not impact the reasonableness of the management fees.

The Board also considered whether Trajectory had the financial resources necessary to attract and retain high quality investment management personnel and to continue to provide the high quality of services that it had provided to the Funds to date.

The Board concluded that SunAmerica and Trajectory had the financial resources necessary to perform their obligations under the Advisory Agreement and Subadvisory Agreement and to continue to provide the Funds with the high quality services that they had provided in the past. The Board also concluded that the management fee and subadvisory fees were reasonable in light of the factors discussed above.

Economies of Scale

The Board, including the Disinterested Trustees, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Funds. The Board considered that as a result of being part of the SunAmerica fund complex, the Funds share common resources and may share certain expenses, and if the size of the complex increases, each Fund could incur lower expenses than they otherwise would achieve as stand-alone entities. The Board also considered the anticipated efficiencies in the processes of SunAmerica as it adds labor and capital to expand the scale of operations. The Board further noted that SunAmerica has agreed to contractually cap the total annual operating expenses of each class of the Funds, at certain levels. The Board observed that those expense caps benefited shareholders by keeping total fees down even in the absence of breakpoints or economies of scale. The Board concluded that the Funds' management fee structure was reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of additional breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

The Board did not review specific information regarding whether there have been economies of scale with respect to Trajectory's management of the Funds because it regards that information as less relevant at the subadviser level. Rather, the Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreement.

Other Factors

In consideration of the Advisory Agreement and Subadvisory Agreement, the Board also received information regarding SunAmerica's and Trajectory's brokerage and soft dollar practices. The Board considered that SunAmerica and Trajectory are responsible for decisions to buy and sell securities for the portfolios they manage, selection of broker-dealers and negotiation of commission rates. The Board also considered the benefits Trajectory derives from its soft dollar arrangements, including arrangements under which brokers provide brokerage and/or research services to Trajectory in return for allocating brokerage, and noted that Trajectory has informed the Board that it does not presently pay commissions to soft dollar brokers.

Conclusion

After a full and complete discussion, the Board approved the Advisory Agreement and the Subadvisory Agreement, each for a one-year period ending August 31, 2009. Based upon their evaluation of all these factors in their totality, the Board, including the Disinterested Trustees, was satisfied that the terms of the Advisory Agreement and Subadvisory Agreement were fair and reasonable and in the best interests of the Funds and the Funds' shareholders. In arriving at a decision to approve the Advisory Agreement and Subadvisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Disinterested Trustees were also assisted by the advice of independent counsel in making this determination.

        AIG Series Trust
        SHAREHOLDER TAX INFORMATION -- October 31, 2008 -- (unaudited)

Certain tax information regarding the AIG Series Trust is required to be provided to shareholders based upon each Fund's income and distributions for the taxable year ended October 31, 2008. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year end December 31, 2008. The information necessary to complete your income tax returns will be included with your Form 1099-DIV to be received under separate cover in January 2009.

During the year ended October 31, 2008, the Funds paid the following long-term capital gain dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations.

                                       Net Long-   Qualifying % for the
                                         Term         70% Dividends
                                     Capital Gains  Received Deduction
                                     ------------- --------------------
        2015 High watermark Class A.     $0.39             -- %
        2015 High watermark Class C.      0.39              --
        2015 High watermark Class I.      0.39              --
        2020 High Watermark Class A.      0.47              --
        2020 High Watermark Class C.      0.47              --
        2020 High Watermark Class I.      0.47              --

For the year ended October 31, 2008, none of the dividends paid by the Funds are subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

                     (THIS PAGE INTENTIONALLY LEFT BLANK)

        AIG Series Trust
        HIGH WATERMARK FUNDS PORTFOLIO COMMENTARY -- Fiscal Year Ended October 31, 2008 -- (unaudited)

2015 High Watermark Fund

For the annual period ended October 31, 2008, Class A shares of the 2015 High Watermark Fund returned -13.76% (before maximum sales charge), outperforming the Fund's Dow Jones Target Date 2015/1/ benchmark, which returned -18.36% for the period.

A long expansionary phase drew to a close during the reporting period as the U.S. economy entered a recession. This drop in economic activity was accompanied by a liquidity crisis in the credit markets, presenting a very challenging investment environment.

The Federal Reserve and the U.S. Treasury undertook a series of actions aimed at restoring liquidity to the money markets and mitigating the downturn in the overall economy. Special financing programs were introduced throughout the period and towards the end of the reporting period, Congress enacted legislation that led to the Troubled Assets Relief Program. Despite the concerted efforts of the U.S. Government, the financial markets continued to display signs of stress throughout the period.

Against the backdrop of a growing liquidity crisis, equity markets declined steeply over the period. The S&P 500 Index/2/ posted a total return of -36.08% for the annual period ended October 31, 2008. In contrast, U.S. Treasury securities performed well over the period and appeared to benefit from a general shift in investor preference towards high-grade assets. The Ryan's Lab 10-Year Treasury Index/3/ posted a total return of 7.45% over the reporting period. The Fund had a lower exposure to the equity markets than did the benchmark and this lower exposure contributed positively to the Fund's favorable relative performance over the reporting period. The Fund also had a higher exposure to U.S. Treasury securities than did the benchmark and this higher exposure also contributed positively to the Fund's relative performance over the reporting period.

--------
Past performance is no guarantee of future results.

/1/ The Dow Jones Target Maturity 2015 Index is part of a series of balanced indexes with risk profiles that become more conservative over time. The index allocates among stocks, bonds and cash on a monthly basis to hit predefined risk levels. The U.S. Target index series consists of six Dow Jones equity indexes, three/AMBAC bond indexes and the one-to-three months T-bill index. You may not invest directly in the Dow Jones Target Maturity 2015 Index and, unlike the Fund, benchmarks do not incur fees and expenses.

/2/ The S&P 500 Index is Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. Indices are not managed and an investor cannot invest directly into an index.

/3/ The Ryan's Lab 10-Year Treasury Index is a one-security index in which the current "on-the-run" 10 year maturity issue remains in the index until the date a new one is auctioned and settles. On settlement date, the new note is "rolled" into the index, and the old note is "rolled" out. Returns for the bond "rolling out" of the index are used up to, and including, the settlement date. Returns for the bonds "rolling into" the index are used on the date following settlement and thereafter. Data sets of daily historical returns and risk characteristics are available back to the inception of the indexes on December 31, 1996.

        AIG Series Trust
        HIGH WATERMARK FUNDS PORTFOLIO COMMENTARY -- Fiscal Year Ended October 31, 2008 -- (unaudited) (continued)

Since inception, $10,000 invested in 2015 High Watermark Fund Class A shares would have increased to $10,825. The same amount invested in securities mirroring the performance of the Dow Jones Target Maturity 2015 Index would be valued at $10,700.

                                    [CHART]

               Dow Jones Target          2015 High Watermark
             Maturity 2015 Index           Fund Class A/#/
             -------------------         -------------------
 6/24/2004         $10,000                     $ 9,425
 6/30/2004           9,800                       9,453
 7/31/2004           9,885                       9,293
 8/31/2004          10,043                       9,482
 9/30/2004          10,185                       9,585
10/31/2004          10,452                       9,736
11/30/2004          10,710                       9,877
12/31/2004          10,564                      10,236
 1/31/2005          10,679                      10,121
 2/28/2005          10,666                      10,179
 3/31/2005          10,541                       9,950
 4/30/2005          10,428                       9,978
 5/31/2005          10,738                      10,350
 6/30/2005          10,865                      10,407
 7/31/2005          11,107                      10,522
 8/31/2005          11,126                      10,608
 9/30/2005          11,121                      10,503
10/31/2005          10,942                      10,198
11/30/2005          11,204                      10,503
12/31/2005          11,279                      10,583
 1/31/2006          11,526                      10,748
 2/28/2006          11,535                      10,748
 3/31/2006          11,600                      10,700
 4/30/2006          11,614                      10,739
 5/31/2006          11,416                      10,436
 6/30/2006          11,439                      10,417
 7/31/2006          11,454                      10,544
 8/31/2006          11,674                      10,875
 9/30/2006          11,815                      11,139
10/31/2006          12,046                      11,382
11/30/2006          12,264                      11,646
12/31/2006          12,248                      11,619
 1/31/2007          12,369                      11,705
 2/28/2007          12,443                      11,652
 3/31/2007          12,491                      11,673
 4/30/2007          12,706                      12,005
 5/31/2007          12,894                      12,155
 6/30/2007          12,767                      11,887
 7/31/2007          12,575                      11,770
 8/31/2007          12,712                      11,952
 9/30/2007          12,929                      12,284
10/31/2007          13,106                      12,552
11/30/2007          12,924                      12,316
12/31/2007          12,901                      12,243
 1/31/2008          12,672                      11,891
 2/29/2008          12,513                      11,774
 3/31/2008          12,472                      11,809
 4/30/2008          12,776                      11,751
 5/31/2008          12,911                      11,645
 6/30/2008          12,399                      11,317
 7/31/2008          12,377                      11,282
 8/31/2008          12,579                      11,446
 9/30/2008          11,878                      11,259
10/31/2008          10,700                      10,825


                       Class A            Class C            Class I
                  ------------------ ------------------ ------------------
                  Average            Average            Average
   2015 High      Annual  Cumulative Annual  Cumulative Annual  Cumulative
Watermark Fund#   Return   Return+   Return   Return+   Return   Return+
----------------- ------- ---------- ------- ---------- ------- ----------
1 Year Return     -18.69%  -13.76%   -14.97%  -14.18%   -13.28%  -13.28%
--------------------------------------------------------------------------
5 Year Return         N/A      N/A       N/A      N/A       N/A      N/A
--------------------------------------------------------------------------
10 Year Return        N/A      N/A       N/A      N/A       N/A      N/A
--------------------------------------------------------------------------
Since Inception*    1.84%   14.85%     2.63%   11.96%     1.96%    7.43%
--------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
* Inception Date - Class A: 06/25/04; Class C: 06/25/04; Class I: 02/18/05
# For the purposes of the graph, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund. For purposes of the table, it has been assumed that the maximum sales charge with respect to the Class A shares was deducted from the initial investment in the Fund and that the CDSC with respect to the Class C shares has been deducted as applicable.

For the 12 month period ending October 31, 2008, the 2015 High Watermark Class A returned -18.69%, compared to -18.36% for the Dow Jones Target Maturity 2015 Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class C: 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

        AIG Series Trust
        HIGH WATERMARK FUNDS PORTFOLIO COMMENTARY -- Fiscal Year Ended October 31, 2008 -- (unaudited) (continued)

2020 High Watermark Fund

For the annual period ended October 31, 2008, Class A shares of the 2020 High Watermark Fund returned -28.39% (before maximum sales charge), underperforming the Fund's Dow Jones Target Date 2020/1/ benchmark, which returned -22.88% for the period.

A long expansionary phase drew to a close during the reporting period as the U.S. economy entered a recession. This drop in economic activity was accompanied by a liquidity crisis in the credit markets, presenting a very challenging investment environment.

The Federal Reserve and the U.S. Treasury undertook a series of actions aimed at restoring liquidity to the money markets and mitigating the downturn in the overall economy. Special financing programs were introduced throughout the period and towards the end of the reporting period, Congress enacted legislation that led to the Troubled Assets Relief Program. Despite the concerted efforts of the U.S. Government, the financial markets continued to display signs of stress throughout the period.

Against the backdrop of a growing liquidity crisis, equity markets declined steeply over the period. The S&P 500 Index/2/ posted a total return of -36.08% for the annual period ended October 31, 2008. In contrast, U.S. Treasury securities performed well over the period and appeared to benefit from a general shift in investor preference towards high-grade assets. The Ryan's Lab 10-year Treasury Index/3/ posted a total return of 7.45% over the reporting period. The Fund had a higher exposure to the equity markets than did the benchmark and this higher exposure contributed negatively to the Fund's relative performance over the reporting period. The Fund also had a higher exposure to U.S. Treasury securities than did the benchmark and conversely, this higher exposure contributed positively to the Fund's relative performance over the reporting period.


--------
Past performance is no guarantee of future results.

/1/ The Dow Jones Target Maturity 2020 Index is part of a series of balanced indexes with risk profiles that become more conservative over time. The index allocates among stocks, bonds and cash on a monthly basis to hit predefined risk levels. The U.S. Target index series consists of six Dow Jones equity indexes, three/AMBAC bond indexes and the one-to-three months T-bill index. You may not invest directly in the Dow Jones Target Maturity 2020 Index and, unlike the Fund, benchmarks do not incur fees and expenses.

/2/ The S&P 500 Index is Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. Indices are not managed and an investor cannot invest directly into an index.

/3/ The Ryan's Lab 10-Year Treasury Index is a one-security index in which the current "on-the-run" 10 year maturity issue remains in the index until the date a new one is auctioned and settles. On settlement date, the new note is "rolled" into the index, and the old note is "rolled" out. Returns for the bond "rolling out" of the index are used up to, and including, the settlement date. Returns for the bonds "rolling into" the index are used on the date following settlement and thereafter. Data sets of daily historical returns and risk characteristics are available back to the inception of the indexes on December 31, 1996.

        AIG Series Trust
        HIGH WATERMARK FUNDS PORTFOLIO COMMENTARY -- Fiscal Year Ended October 31, 2008 -- (unaudited) (continued)

Since inception, $10,000 invested in 2020 High Watermark Fund Class A shares would be valued at $9,240. The same amount invested in securities mirroring the performance of the Dow Jones Target Maturity 2020 Index would be valued at $10,468.

                                    [CHART]

                 Dow Jones Target         2020 High Watermark
               Maturity 2020 Index          Fund Class A/#/
               -------------------        -------------------
 6/24/2004         $10,000                     $ 9,425
 6/30/2004           9,737                       9,444
 7/31/2004           9,801                       9,246
 8/31/2004           9,986                       9,425
 9/30/2004          10,139                       9,529
10/31/2004          10,477                       9,698
11/30/2004          10,770                       9,896
12/31/2004          10,576                      10,274
 1/31/2005          10,715                      10,217
 2/28/2005          10,714                      10,283
 3/31/2005          10,574                      10,055
 4/30/2005          10,405                      10,084
 5/31/2005          10,760                      10,521
 6/30/2005          10,902                      10,607
 7/31/2005          11,223                      10,711
 8/31/2005          11,214                      10,806
 9/30/2005          11,235                      10,645
10/31/2005          11,032                      10,321
11/30/2005          11,355                      10,654
12/31/2005          11,421                      10,802
 1/31/2006          11,758                      10,938
 2/28/2006          11,757                      10,986
 3/31/2006          11,891                      10,821
 4/30/2006          11,917                      10,772
 5/31/2006          11,644                      10,442
 6/30/2006          11,667                      10,471
 7/31/2006          11,632                      10,607
 8/31/2006          11,872                      10,977
 9/30/2006          12,029                      11,317
10/31/2006          12,321                      11,638
11/30/2006          12,575                      11,949
12/31/2006          12,581                      11,893
 1/31/2007          12,757                      11,957
 2/28/2007          12,783                      11,914
 3/31/2007          12,856                      11,904
 4/30/2007          13,140                      12,356
 5/31/2007          13,418                      12,549
 6/30/2007          13,259                      12,226
 7/31/2007          12,970                      12,022
 8/31/2007          13,110                      12,248
 9/30/2007          13,373                      12,646
10/31/2007          13,573                      12,905
11/30/2007          13,257                      12,700
12/31/2007          13,219                      12,524
 1/31/2008          12,855                      11,950
 2/29/2008          12,639                      11,676
 3/31/2008          12,587                      11,616
 4/30/2008          12,978                      11,831
 5/31/2008          13,180                      11,831
 6/30/2008          12,524                      11,174
 7/31/2008          12,500                      11,031
 8/31/2008          12,728                      11,318
 9/30/2008          11,893                      10,578
10/31/2008          10,468                      9,240



                       Class A            Class C            Class I
----------------- ------------------ ------------------ ------------------
                  Average            Average            Average
   2020 High      Annual  Cumulative Annual  Cumulative Annual  Cumulative
Watermark Fund#   Return   Return+   Return   Return+   Return   Return+
----------------- ------- ---------- ------- ---------- ------- ----------
1 Year Return     -32.50%  -28.39%   -29.46%  -28.82%   -27.97%  -27.97%
--------------------------------------------------------------------------
5 Year Return         N/A      N/A       N/A      N/A       N/A      N/A
--------------------------------------------------------------------------
10 Year Return        N/A      N/A       N/A      N/A       N/A      N/A
--------------------------------------------------------------------------
Since Inception*   -1.80%   -1.96%    -1.04%   -4.44%    -2.53%   -9.04%
--------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
* Inception Date - Class A: 06/25/04; Class C: 06/25/04; Class I: 02/18/05
# For the purposes of the graph, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund. For purposes of the table, it has been assumed that the maximum sales charge with respect to the Class A shares was deducted from the initial investment in the Fund and that the CDSC with respect to the Class C shares has been deducted as applicable.

For the 12 month period ending October 31, 2008, the 2020 High Watermark Class A returned -32.50%, compared to -22.88% for the Dow Jones Target Maturity 2020 Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class C: 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

        AIG Series Trust
        TRUSTEE AND OFFICER INFORMATION -- (unaudited)

The following table contains basic information regarding the Trustees who oversee operations of the Funds and other investment companies within the Fund complex.

                                                                                              Number of
                        Position       Term of                                                 Funds in
        Name,           Held With    Office and                                              Fund Complex
     Address and        SunAmerica    Length of              Principal Occupations           Overseen by
    Date of Birth*       Complex    Time Served(4)           During Past 5 Years              Trustee(1)
----------------------- ----------  --------------  ---------------------------------------- ------------

DISINTERESTED TRUSTEES
Jeffrey S. Burum        Trustee     2004-present    Founder and Chairman of National              39
DOB: February 27, 1963                              Community Renaissance (1993 to
                                                    present); Founder, Owner and Partner of
                                                    Colonies Crossroads, Inc. (2000 to
                                                    present); Owner and Managing Member
                                                    of Diversified Pacific Development
                                                    Group, LLC (June 1998 to present).

Dr. Judith L. Craven    Trustee     2004-present    Retired.                                      88
DOB: October 6, 1945



William F. Devin        Trustee     2004-present    Retired.                                      89
DOB: December 30, 1938

Samuel M. Eisenstat     Chairman    2004-present    Attorney, solo practitioner.                  49
DOB: March 7, 1940      of the
                        Board

Stephen J. Gutman       Trustee     2004-present    Senior Associate, Corcoran Group (Real        49
DOB: May 10, 1943                                   Estate) (2003-present); President and
                                                    Member of Managing Directors, Beau
                                                    Brummell-Soho, LLC (licensing of
                                                    menswear specialty retailing and other
                                                    activities) (1988 to present).

William J. Shea         Trustee     2004-present    Managing Partner, DLB Capital, LLC            49
DOB: February 9, 1948                               (Private Equity) (2006 to present);
                                                    President and CEO, Conseco, Inc.
                                                    (Financial Services) (2001 to 2004);
                                                    Chairman of the Board of Centennial
                                                    Technologies, Inc. (1998 to 2001).

INTERESTED TRUSTEE
Peter A. Harbeck(3)     Trustee     2004-present    President, CEO and Director,                  97
DOB: January 23, 1954                               SunAmerica (1995 to present); Director,
                                                    SunAmerica Capital Services, Inc.
                                                    ("SACS") (1993 to present); Chairman,
                                                    AIG Advisor Group, Inc. (2004 to
                                                    present).


        Name,
     Address and                  Other Directorships
    Date of Birth*                 Held by Trustee(2)
----------------------- -----------------------------------------

DISINTERESTED TRUSTEES
Jeffrey S. Burum        None
DOB: February 27, 1963






Dr. Judith L. Craven    Director, Belo Corporation (1992 to
DOB: October 6, 1945    present); Director, Sysco Corporation
                        (1996 to present); Director, Luby's Inc.
                        (1998 to present).

William F. Devin        Director, Boston Options Exchange
DOB: December 30, 1938  (2001-Present).

Samuel M. Eisenstat     Director, North European Oil Royalty
DOB: March 7, 1940      Trust.


Stephen J. Gutman       None
DOB: May 10, 1943





William J. Shea         Chairman of the Board, Royal and
DOB: February 9, 1948   SunAlliance U.S.A., Inc. (2005 to
                        present); Director, Boston Private
                        Holdings (2004 to present).



INTERESTED TRUSTEE
Peter A. Harbeck(3)     None
DOB: January 23, 1954





        AIG Series Trust
        TRUSTEE AND OFFICER INFORMATION -- (unaudited) (continued)

                                                                                                Number of
                        Position       Term of                                                   Funds in
        Name,           Held With    Office and                                                Fund Complex
     Address and        SunAmerica    Length of               Principal Occupations            Overseen by  Other Directorships
    Date of Birth*       Complex    Time Served(4)            During Past 5 Years               Trustee(1)  Held by Trustee(2)
----------------------- ----------- --------------  ------------------------------------------ ------------ -------------------

OFFICERS
John T. Genoy           President   2007-present    Chief Financial Officer, SunAmerica            N/A      N/A
DOB: November 8, 1968                               (2002 to present); Senior Vice President,
                                                    SunAmerica (2003 to present); Chief
                                                    Operating Officer, SunAmerica (2006 to
                                                    present).

Donna M. Handel         Treasurer   2004-present    Senior Vice President, SunAmerica              N/A      N/A
DOB: June 25, 1966                                  (2004 to present); Vice President,
                                                    SunAmerica (1997 to December 2004).

Gregory N. Bressler     Secretary   2005-present    Senior Vice President and General              N/A      N/A
DOB: November 17, 1966  and Chief                   Counsel, SunAmerica (2005 to Present);
                        Legal                       Vice President and Director of U.S.
                        Officer                     Asset Management Compliance,
                                                    Goldman Sachs Asset Management, L.P.
                                                    (2004 to 2005); Deputy General
                                                    Counsel, Credit Suisse Asset
                                                    Management, LLC. (2002-2004).

James Nichols           Vice        2006-present    Director, President and CEO, SACS              N/A      N/A
DOB: April 7, 1966      President                   (2006 to present); Senior Vice President,
                                                    SACS (2002 to 2006).

Cynthia A. Skrehot      Chief       2004-present    Vice President, SunAmerica (2002 to            N/A      N/A
DOB: December 6, 1967   Compliance                  present); Chief Compliance Officer,
                        Officer                     SunAmerica (2003-2007).

Gregory R. Kingston     Vice        2004-present    Vice President, SunAmerica (2001 to            N/A      N/A
DOB: January 18, 1966   President                   present)
                        and
                        Assistant
                        Treasurer

Nori L. Gabert          Vice        2004-present    Vice President and Deputy General              N/A      N/A
DOB: August 15, 1953    President                   Counsel, SunAmerica (2005-present);
                        and                         Vice President and Senior Counsel,
                        Assistant                   SunAmerica (2001-2005).
                        Secretary

Timothy Pettee          Vice        2004-present    Chief Investment Officer, SunAmerica           N/A      N/A
DOB: April 7, 1958      President                   (2003 to present).

Matthew J. Hackethal    Anti-Money  2006-present    Chief Compliance Officer, SunAmerica           N/A      N/A
DOB: December 31, 1971  Laundering                  (2006 to present); Vice President, Credit
                        Compliance                  Suisse Asset Management (2001 to
                        Officer                     2006); Chief Compliance Officer, Credit
                                                    Suisse Alternative Funds (2005 to 2006);
                                                    Chief Compliance Officer Credit Suisse
                                                    Asset Management Securities, Inc. (2004
                                                    to 2005).

--------
* The business for each Trustee is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1) The "Fund Complex" means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or an investment adviser that is an affiliated person of the Adviser. The "Fund Complex" includes the SunAmerica Money Market Funds (2 funds), SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (5 funds), SunAmerica Focused Series, Inc. (18 portfolios), Anchor Series Trust, Inc. (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (35 portfolios), AIG Retirement Company I (33 portfolios), AIG Retirement Company II (15 funds), Seasons Series Trust (24 portfolios), the Trust (3 funds), SunAmerica Focused Alpha Growth Fund, Inc. (1 fund) and SunAmerica Focused Alpha Large-Cap Fund, Inc. (1 fund), AIG Strategic Hedge Fund of Funds (1 fund) and Brazos Mutual Fund (4 funds).
(2) Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the 1940 Act.
(3) Interested Trustee, as defined within the Investment Company Act of 1940, because he is an officer and a director of the Adviser and a director of the principal underwriter of the Trust.
(4) Trustees serve until their successors are duly elected and qualified, subject to the Trustee's retirement plan as discussed in Note 9 of the financial statements. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Trustees is contained in the Statement of Additional Information which is available without charge by calling (800) 858-8850.

OTHER INFORMATION

The most recent annual and/or quarterly report of Prudential Financial and PGF is available without charge by calling (800) 858-8850.

[LOGO] AIG SunAmerica
       Mutual Funds

Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Directors/Trustees                       VOTING PROXIES ON FUND PORTFOLIO           This report is submitted solely for the
 Jeffrey S. Burum                        SECURITIES                                 general information of shareholders of
 Dr. Judith L. Craven                    A description of the policies and proce-   the Funds. Distribution of this report
 William F. Devin                        dures that the Trust uses to determine     to persons other than shareholders of
 Samuel M. Eisenstat                     how to vote proxies related to securities  the Funds is authorized only in con-
 Stephen J. Gutman                       held in a Fund's portfolio, which is       nection with a currently effective pro-
 Peter A. Harbeck                        available in the Trust's Statement of      spectus, setting forth details of the
 William J. Shea                         Additional Information, may be ob-         Funds, which must precede or accom-
                                         tained without charge upon request, by     pany this report.
Officers                                 calling (800) 858-8850. The in-
 John T. Genoy, President and Chief      formation is also available from the       DELIVERY OF SHAREHOLDER DOCUMENTS
   Executive Officer                     EDGAR database on the U.S. Secu-           The Funds have adopted a policy that
 Donna M. Handel, Treasurer              rities and Exchange Commission's           allows them to send only one copy of a
 Timothy P. Pettee, Vice President       website at http://www.sec.gov.             Fund's prospectus, proxy material,
 James Nichols, Vice President                                                      annual report and semi-annual report
 Cynthia Skrehot, Vice President and     PROXY VOTING RECORD ON FUND                (the "shareholder documents") to
   Chief Compliance Officer              PORTFOLIO SECURITIES                       shareholders with multiple accounts
 Gregory N. Bressler, Chief Legal        Information regarding how the Trust        residing at the same "household." This
   Officer and Secretary                 voted proxies related to securities held   practice is called householding and
 Gregory R. Kingston, Vice President     in the Funds during the most recent        reduces Fund expenses, which benefits
   and Assistant Treasurer               twelve month period ended June 30 is       you and other shareholders. Unless the
 Kathleen Fuentes, Assistant Secretary   available, once filed with the U.S.        Funds receive instructions to the con-
 John E. McLean, Assistant Secretary     Securities and Exchange Commission,        trary, you will only receive one copy of
 Nori L. Gabert, Vice President and      without charge, upon request, by call-     the shareholder documents. The Funds
   Assistant Secretary                   ing (800) 858-8850 or on the U.S.          will continue to household the share-
 Matthew J. Hackethal, Anti-Money        Securities and Exchange Commission         holder documents indefinitely, until we
   Laundering Compliance Officer         website at http://www.sec.gov.             are instructed otherwise. If you do not
 Kristine Ung, Assistant Treasurer                                                  wish to participate in householding
                                         DISCLOSURE OF QUARTERLY PORTFOLIO          please contact Shareholder Services at
Investment Adviser                       HOLDINGS                                   (800) 858-8850 ext. 6010 or send a
 AIG SunAmerica Asset Management Corp.   The Trust is required to file its com-     written request with your name, the
 Harborside Financial Center             plete schedule of portfolio holdings       name of your fund(s) and your account
 3200 Plaza 5                            with the U.S. Securities and Exchange      number(s) to SunAmerica Mutual
 Jersey City, NJ 07311-4992              Commission for its first and third fiscal  Funds c/o BFDS, P.O. Box 219186,
                                         quarters on Form N-Q. The Trust's          Kansas City MO, 64121-9186. We
Distributor                              Forms N-Q are available on the U.S.        will resume individual mailings for
 SunAmerica Capital Services, Inc.       Securities and Exchange Commission         your account within thirty (30) days of
 Harborside Financial Center             website at www.sec.gov. You can also       receipt of your request.
 3200 Plaza 5                            review and obtain copies of the Forms
 Jersey City, NJ 07311-4992              N-Q at the U.S. Securities and Ex-
                                         change Commission Public Reference
Shareholder Servicing Agent              Room in Washington DC (informa
 AIG SunAmerica Fund Services, Inc.      tion on the operation of the Public
 Harborside Financial Center             Reference Room may be obtained by
 3200 Plaza 5                            calling 1-800-SEC-0330).
 Jersey City, NJ 07311-4992

Custodian and Transfer Agent
 State Street Bank and Trust Company
 P.O. Box 5607
 Boston, MA 02110

                                    [GRAPHIC]



                                    [GRAPHIC]



[LOGO]
Distributed by:
SunAmerica Capital Services, Inc.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.sunamericafunds.com. Read the prospectus carefully before investing.


HWANN-10/08

Item 2.  Code of Ethics

         AIG Series Trust ("the registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year ended 2008, there were no reportable amendments, waivers or implicit waivers to a provision of the code of ethics that applies to the registrant's Principal Executive and Principal Accounting Officers.

Item 3.  Audit Committee Financial Expert.

         The registrant's Board of Trustees has determined that William J. Shea, the Chairman of the registrant's Audit Committee, qualifies as an audit committee financial expert, as defined in the instructions to Item 3(a) of Form N-CSR. Mr. Shea is considered to be "independent" for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

         (a)--(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountants were as follows:

                                               2007        2008
         (a) Audit Fees ....................$  70,830   $  47,600
         (b) Audit-Related Fees ............$       0   $       0
         (c) Tax Fees ......................$  23,700   $       0
         (d) All Other Fees ................$       0   $       0

         Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

         Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant's principal accountant were as follows:

                                               2007           2008

         (b) Audit-Related Fees ............$       0   $             0
         (c) Tax Fees ......................$       0   $             0
         (d) All Other Fees ................$       0   $             0

         On December 31, 2007 Ernst & Young, LLP ("E&Y") resigned as principal accountant for the registrant. On March 5, 2008, the Board of Trustees of the registrant selected PricewaterhouseCoopers, LLP as principal accountant.

         In addition, E&Y is performing tax services for the registrant. For the fiscal year ended 2008, the fees for these tax services were $24,500.

    (e) (1) The registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliates") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

          (2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C)of Rule 2-01 of Regulation S-X.

    (f)  Not applicable.

    (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2008 and 2007 were $0 and $23,700, respectively.

    (h)  Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a - 101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a) (1) Code of Ethics applicable to its Principal Executive and Principle Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIG Series Trust

By: /s/ John T. Genoy
    -------------------
    John T. Genoy
    President

Date: January 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy
    -------------------
    John T. Genoy
    President

Date: January 8, 2009

By: /s/ Donna M. Handel
    -------------------
    Donna M. Handel
    Treasurer

Date: January 8, 2009